UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2016

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock

International Core Fund

Semiannual report 8/31/16

A message to shareholders

Dear shareholder,

The U.K.'s vote in late June to leave the European Union (EU) created a challenging backdrop for global financial markets; however, most international indexes ended the period with strong gains. The U.K.'s move creates a number of unknowns for the near term, the most important of which is whether other EU countries will follow suit. Meanwhile, the World Bank in June downgraded its 2016 global growth forecast from 2.9% to 2.4%, citing stubbornly low commodity prices and weak global trade, among other factors. Emerging markets were the best performers, as many countries benefited from stabilizing commodity prices and more promising economic growth prospects.

As this dynamic plays out, it is prudent to expect continued market volatility. At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and we have liquidity tools in place to help meet the needs of our shareholders. Whether the markets are up or down, one of your best resources is your financial advisor, who can help ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of August 31, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
International Core Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
26	Financial statements
30	Financial highlights
42	Notes to financial statements
53	Continuation of investment advisory and subadvisory agreements
59	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks high total return.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/16 (%)

The MSCI EAFE Index (gross of foreign withholding tax on dividends) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Markets performed well despite volatility

International stocks gained ground during the six-month period, despite sluggish global growth and the unexpected success of the Brexit referendum in the United Kingdom.

Fund underperformed its benchmark

Compared with its benchmark, the MSCI EAFE Index, the fund was hampered by weak stock selection in the industrials and consumer discretionary sectors.

Financials and healthcare were sources of strength

Relative to the benchmark, the fund benefited from security selection in financials, as well as favorable positioning in the healthcare sector.

SECTOR COMPOSITION AS OF 8/31/16 (%)

A note about risks

Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Liquidity—the extent (if at all) to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Large company stocks could fall out of favor. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Please see the fund's prospectuses for additional risks.

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Discussion of fund performance

An interview with Portfolio Manager Neil Constable, Ph.D., GMO

Neil Constable, Ph.D.
Portfolio Manager
GMO

How did the fund perform for the six months ended August 31, 2016?

Coming into the reporting period, developed-country international stocks were just beginning to bounce back after a difficult stretch of performance that went back to mid-2015. As global growth remained sluggish, the prospect of continued stimulus from economic policymakers around the world was one factor driving equities higher. The strong results for the six-month timeframe came despite severe, but ultimately short-lived, volatility in June, when the United Kingdom voted for Brexit—the popular term for the country's unexpected decision to terminate its long-standing relationship with the European Union. Stocks plunged in the first few days after this vote, but once investors digested the news, equities resumed their upward climb for the rest of the period.

Against this backdrop, the fund produced a solid gain in absolute terms that nevertheless trailed its benchmark, the MSCI EAFE Index.

What was behind the fund's results relative to the benchmark?

Our investment approach, which emphasizes attractively valued stocks, tended to lead us toward cyclical (economically sensitive) companies, such as automakers, retailers, and industrial firms, and away from higher-quality stocks, many of which were trading at high premiums.

Unfortunately, cyclical stocks tended to lag this period, as investors favored companies with a measure of defensiveness in an uncertain global economic environment. Relative to the benchmark, our security selection detracted from performance in those categories dominated by economically sensitive stocks, such as industrials and consumer discretionary. On the positive side, security selection in the financials sector added value, and the fund was also well positioned in the healthcare sector.

On a country basis relative to the benchmark, the fund was hampered the most by weak stock picking in Germany, although favorable picks in Italy tempered this result.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       4

"Relative to the benchmark, our security selection detracted from performance in those categories dominated by economically sensitive stocks, such as industrials and consumer discretionary."

Which individual holdings detracted from performance relative to the benchmark?

Certain airline stocks detracted from the fund's relative performance, especially Deutsche Lufthansa AG, based in Germany, and Japan Airlines Company, Ltd. In fact, many airline companies were challenged this period, partly due to the financial impact of higher oil prices on their bottom lines, and these two fund holdings were no exception to the trend.

Another detractor was Persimmon PLC, a U.K.-based home builder facing lots of headwinds this period. Persimmon is a cyclical company in a country experiencing slow growth along with substantial economic and political uncertainty following the Brexit vote. All are factors that have depressed home building activity and could continue to do so, leaving this stock out of favor with investors. Acknowledging these risks, we reduced the fund's position slightly, but continued to hold it at period end due to Persimmon's attractive valuation.

We were cautious about U.K. financial stocks, owing to their relatively high valuations, and tended to look to other markets for our desired exposure to the sector. As discussed, security selection in the financials category added to the fund's relative performance, largely because we avoided weak-performing names in the benchmark.

In place of U.K. financials, we found opportunities among Japanese banks and European insurance companies. Unfortunately, two of these in the latter category, Swiss Re AG and France's AXA SA,

TOP 10 HOLDINGS AS OF 8/31/16 (%)

TOTAL SA	3.4
AstraZeneca PLC	2.9
KDDI Corp.	2.7
Daimler AG	2.7
Sumitomo Mitsui Financial Group, Inc.	2.6
Allianz SE	2.4
Swiss Re AG	2.4
Nippon Telegraph & Telephone Corp.	2.3
Mitsubishi UFJ Financial Group, Inc.	2.0
AXA SA	2.0
TOTAL	25.4
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       5

"We were cautious about U.K. financial stocks, owing to their relatively high valuations, and tended to look to other markets for our desired exposure to the sector."
were relative detractors. Uncertainty in the wake of the Brexit vote, coupled with continued low interest rates reducing the companies' profitability, hampered both stocks.

Which individual holdings contributed to relative performance?

Two large Japanese financial companies, Sumitomo Mitsui Financial Group, Inc. and Mitsubishi UFJ Financial Group, Inc., added value to the fund. Increased optimism on the part of investors that more Japanese economic stimulus programs could be coming, as well as less perceived exposure to ongoing challenges in Europe and the United Kingdom, helped drive both stocks higher.

Another contributor was BASF SE, a German chemical producer in which the fund was overweight due to what we saw as an attractive valuation. Although many cyclically oriented stocks failed to keep pace with the benchmark this period, BASF was a notable exception to this trend, gaining 29% for the period. As a group, material stocks were strong performers, benefiting from an increased level of takeover activity among chemical companies and from reasonably stable oil and commodity prices. Unfortunately, the fund was underweight relative to the benchmark and was not able to fully capitalize on these trends.

What was your approach to managing the fund?

We continued to emphasize a quantitative, or data-driven, approach to investing the fund's assets. During the period, we began to phase out the fundamental research component of our strategy.

TOP 10 COUNTRIES AS OF 8/31/16 (%)

Japan	26.8
United Kingdom	15.9
Germany	10.8
France	8.9
Switzerland	5.1
Australia	5.0
Hong Kong	4.8
Netherlands	3.3
Italy	3.0
Canada	2.9
TOTAL	86.5
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       6

Accordingly, we have opted to focus more intently on our core quantitative management strategy, which continued to emphasize stocks with a combination of attractive valuation, quality, and growth characteristics.

At period end, how was the fund positioned?

Based on this approach, we continued to find a number of opportunities in Europe meeting our criteria, especially in the consumer discretionary sector, in which the fund was meaningfully overweight on average during the period. This included a handful of automakers whose share price has been beaten down, in our view, but that continued to offer investors a good combination of value and growth potential.

During the period, the fund's composition remained relatively consistent, as we kept the portfolio broadly diversified across a number of areas. We also positioned the fund to take advantage of the potential for renewed growth in Europe. If this situation comes to pass, we believe it could allow some of the more cyclically oriented stocks in the fund to appreciate closer to what we see as their fair value.

Can you tell us about recent manager changes?

Effective July 1, 2016, portfolio managers Ben Inker, Sam Wilderman, Chris Fortson, and David Cowan were removed from the team.

MANAGED BY

Neil Constable, Ph.D. On the fund since 2015 Investing since 2003

The views expressed in this report are exclusively those of Neil Constable, Ph.D., GMO, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 2016

Average annual total returns (%) with maximum sales charge						Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	Since inception		6-month	5-year	10-year	Since inception
Class A	-9.46	2.27	0.12	—		3.79	11.89	1.26	—
Class B	-10.06	2.18	-0.10	—		3.89	11.40	-0.99	—
Class C	-6.30	2.54	-0.10	—		7.86	13.38	-1.00	—
Class I1	-4.41	3.69	1.06	—		9.42	19.86	11.09	—
Class R1[1]	-5.02	2.94	0.35	—		9.07	15.60	3.55	—
Class R2[1,2]	-4.75	3.07	-0.13	—		9.21	16.33	-1.33	—
Class R3[1]	-4.92	3.06	—	4.95	[3]	9.14	16.24	—	42.16	[3]
Class R4[1]	-4.56	3.44	—	5.32	[3]	9.34	18.43	—	45.83	[3]
Class R5[1]	-4.34	3.67	—	5.58	[3]	9.46	19.72	—	48.47	[3]
Class R6[1,2]	-4.29	3.78	1.16	—		9.48	20.39	12.27	—
Class 1[1]	-4.34	3.78	—	0.85	[4]	9.44	20.35	—	8.67	[4]
Class NAV[1]	-4.29	3.83	1.18	—		9.49	20.66	12.44	—
Index†	0.38	5.48	2.19	—		10.76	30.58	24.13	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class NAV
Gross (%)	1.39	2.09	2.09	1.07	1.73	1.48	1.63	1.33	1.03	0.98	1.01	0.96
Net (%)	1.38	2.09	2.09	1.07	1.73	1.48	1.63	1.23	1.03	0.96	1.01	0.96

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI EAFE Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock International Core Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI EAFE Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B5	8-31-06	9,901	9,901	12,413
Class C5	8-31-06	9,900	9,900	12,413
Class I1	8-31-06	11,109	11,109	12,413
Class R1[1]	8-31-06	10,355	10,355	12,413
Class R2[1,2]	8-31-06	9,867	9,867	12,413
Class R3[1]	5-22-09	14,216	14,216	16,673
Class R4[1]	5-22-09	14,583	14,583	16,673
Class R5[1]	5-22-09	14,847	14,847	16,673
Class R6[1,2]	8-31-06	11,227	11,227	12,413
Class 1[1]	11-6-06	10,867	10,867	11,950
Class NAV[1]	8-31-06	11,244	11,244	12,413

The MSCI EAFE Index (gross of foreign withholding tax on dividends) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	For certain types of investors, as described in the fund's prospectuses.
2	Class R6 shares were first offered on 9-1-11; Class R2 shares were first offered on 3-1-12. Returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.
3	From 5-22-09.
4	From 11-6-06.
5	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on March 1, 2016, with the same investment held until August 31, 2016.

	Beginning Account value on 3-1-2016	Ending value on 8-31-2016	Expenses paid during period ended 8-31-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,092.60	$7.17	1.36%
Class B	1,000.00	1,088.90	11.00	2.09%
Class C	1,000.00	1,088.60	11.00	2.09%
Class I	1,000.00	1,094.20	5.75	1.09%
Class R1	1,000.00	1,090.70	9.06	1.72%
Class R2	1,000.00	1,092.10	7.70	1.46%
Class R3	1,000.00	1,091.40	8.49	1.61%
Class R4	1,000.00	1,093.40	6.38	1.21%
Class R5	1,000.00	1,094.60	5.39	1.02%
Class R6	1,000.00	1,094.80	5.07	0.96%
Class 1	1,000.00	1,094.40	5.33	1.01%
Class NAV	1,000.00	1,094.90	5.07	0.96%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on March 1, 2016, with the same investment held until August 31, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Beginning Account value on 3-1-2016	Ending value on 8-31-2016	Expenses paid during period ended 8-31-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,018.30	$6.92	1.36%
Class B	1,000.00	1,014.70	10.61	2.09%
Class C	1,000.00	1,014.70	10.61	2.09%
Class I	1,000.00	1,019.70	5.55	1.09%
Class R1	1,000.00	1,016.50	8.74	1.72%
Class R2	1,000.00	1,017.80	7.43	1.46%
Class R3	1,000.00	1,017.10	8.19	1.61%
Class R4	1,000.00	1,019.10	6.16	1.21%
Class R5	1,000.00	1,020.10	5.19	1.05%
Class R6	1,000.00	1,020.40	4.89	0.96%
Class 1	1,000.00	1,020.10	5.14	1.01%
Class NAV	1,000.00	1,020.40	4.89	0.96%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       11

Fund's investments

As of 8-31-16 (unaudited)
	Shares	Value
Common stocks 98.0%		$1,195,382,552
(Cost $1,209,026,700)
Australia 5.0%		61,622,850
Abacus Property Group	152,204	344,836
Adelaide Brighton, Ltd.	495,691	1,952,917
ASX, Ltd.	9,025	346,485
BT Investment Management, Ltd.	26,900	178,597
BWP Trust	146,768	358,003
Challenger, Ltd.	19,301	133,082
Charter Hall Retail REIT	76,997	247,251
CIMIC Group, Ltd.	52,003	1,154,814
Cromwell Property Group	340,206	260,532
Dexus Property Group	515,697	3,761,785
Downer EDI, Ltd.	593,784	2,182,722
Fairfax Media, Ltd.	1,802,131	1,332,185
Investa Office Fund	514,722	1,761,947
IOOF Holdings, Ltd. (L)	51,492	344,265
Lend Lease Group	88,126	913,196
Mirvac Group	1,437,530	2,501,969
Nufarm, Ltd.	23,787	150,462
OZ Minerals, Ltd.	567,553	2,722,892
Pact Group Holdings, Ltd.	24,102	111,254
Scentre Group	3,745,880	13,974,726
Shopping Centres Australasia Property Group	113,165	196,170
Sigma Pharmaceuticals, Ltd.	61,761	56,551
Sonic Healthcare, Ltd.	96,080	1,658,576
Stockland	439,094	1,598,535
Telstra Corp., Ltd. (L)	3,328,139	13,142,578
The GPT Group	919,740	3,678,873
The Star Entertainment Group, Ltd.	569,231	2,520,405
Thorn Group, Ltd.	170,181	184,674
Westfield Corp. (I)	233,929	1,794,228
Woodside Petroleum, Ltd.	50,253	1,076,610
WorleyParsons, Ltd.	161,168	981,730
Austria 0.6%		7,234,474
Mayr Melnhof Karton AG	259	29,193
Oesterreichische Post AG (I)	24,031	863,149
OMV AG	145,667	4,081,621
Raiffeisen Bank International AG	18,295	260,336
voestalpine AG	60,351	2,000,175

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       12

	Shares	Value
Belgium 0.6%		$6,752,008
Ageas	44,052	1,527,544
AGFA-Gevaert NV (I)	176,616	560,100
bpost SA	84,628	2,153,661
D'ieteren SA	13,051	630,688
Orange Belgium SA	14,415	335,996
Proximus SADP	11,752	359,931
Umicore SA	20,033	1,184,088
Canada 2.9%		35,254,824
Air Canada (I)	140,800	962,001
Bank of Montreal	23,200	1,538,765
BCE, Inc.	116,200	5,428,987
Canadian Imperial Bank of Commerce	74,000	5,874,180
Canadian Tire Corp., Ltd., Class A	15,400	1,577,461
Cascades, Inc.	19,900	169,349
Celestica, Inc. (I)	30,100	320,877
CGI Group, Inc., Class A (I)	29,500	1,435,859
Chorus Aviation, Inc.	9,600	43,849
CI Financial Corp. (L)	102,500	2,006,386
Cogeco Communications, Inc.	5,000	241,917
IAMGOLD Corp. (I)	66,500	246,954
Laurentian Bank of Canada	4,900	183,685
Linamar Corp.	13,600	561,257
Martinrea International, Inc.	8,500	54,251
Metro, Inc.	278,300	9,452,099
Russel Metals, Inc.	3,400	56,494
Sun Life Financial, Inc. (L)	72,700	2,293,980
The North West Company, Inc.	8,700	194,513
Toromont Industries, Ltd.	22,300	674,748
Transcontinental, Inc., Class A	103,200	1,510,935
Westjet Airlines, Ltd.	23,100	426,277
China 0.1%		1,555,052
Yangzijiang Shipbuilding Holdings, Ltd.	2,773,900	1,555,052
Denmark 0.9%		10,625,204
AP Moeller - Maersk A/S, Class B	2,186	3,270,173
Carlsberg A/S, B Shares	26,292	2,468,059
Dfds A/S	4,134	217,986
Novo Nordisk A/S, B Shares	99,763	4,668,986
Faroe Islands 0.1%		1,454,799
Bakkafrost P/F	40,549	1,454,799

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       13

	Shares	Value
Finland 1.3%		$15,285,309
Fortum OYJ	60,730	936,817
Metso OYJ	1,112	31,130
Neste OYJ	127,329	5,303,531
Nokian Renkaat OYJ	6,855	247,486
Sampo OYJ, A Shares	4,489	193,081
Sponda OYJ	117,044	611,150
Stora Enso OYJ, R Shares	170,464	1,504,521
Tieto OYJ	47,747	1,424,905
UPM-Kymmene OYJ	250,383	5,032,688
France 8.9%		108,773,816
Alten SA	5,253	361,006
AXA SA	1,145,008	24,099,266
BNP Paribas SA	103,582	5,289,978
Capgemini SA	1,746	170,601
Christian Dior SE	42,587	7,379,926
Cie Generale des Etablissements Michelin	49,906	5,319,793
CNP Assurances	40,194	648,350
Euler Hermes Group	2,654	219,611
Legrand SA	6,172	370,788
Metropole Television SA	47,815	849,225
Rallye SA	1,043	16,935
Rexel SA	85,388	1,375,469
SCOR SE	96,035	2,833,528
Societe BIC SA	7,834	1,144,740
Societe Generale SA	142,339	5,196,755
Suez	78,316	1,187,526
TOTAL SA	860,177	41,096,110
Trigano SA	5,777	338,592
Valeo SA	48,171	2,501,856
Vivendi SA	432,335	8,373,761
Germany 10.3%		125,720,505
ADVA Optical Networking SE (I)	97,875	835,138
Allianz SE	194,775	28,954,641
Amadeus Fire AG	2,441	178,180
Aurubis AG	26,425	1,391,368
BASF SE	212,748	17,257,155
Bayerische Motoren Werke AG	114,232	9,925,936
Bechtle AG	3,549	395,976
Daimler AG	468,437	32,425,613
Deutsche Beteiligungs AG	7,917	263,970
Deutsche Lufthansa AG	492,503	5,729,118
Deutsche Telekom AG	246,530	4,112,445

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       14

	Shares	Value
Germany (continued)
Evonik Industries AG	62,484	$2,096,614
Fraport AG Frankfurt Airport Services Worldwide	8,697	484,666
Freenet AG	19,639	563,429
Hannover Rueck SE	29,936	3,060,322
HeidelbergCement AG	20,241	1,878,343
K+S AG (L)	87,128	1,821,007
Leoni AG	22,376	827,880
Muenchener Rueckversicherungs-Gesellschaft AG (Munich Re)	17,166	3,099,851
OSRAM Licht AG	2,866	149,728
ProSiebenSat.1 Media SE	119,616	5,160,986
Rheinmetall AG	1,809	130,536
RHOEN-KLINIKUM AG	33,076	977,847
Salzgitter AG	6,297	191,393
Software AG	47,167	1,875,319
STADA Arzneimittel AG	36,046	1,933,044
Hong Kong 4.8%		58,170,395
BOC Hong Kong Holdings, Ltd.	1,621,500	5,661,265
Champion REIT	772,000	491,828
CK Hutchison Holdings, Ltd.	689,472	8,846,232
Dah Sing Banking Group, Ltd.	368,000	675,301
Dah Sing Financial Holdings, Ltd.	74,800	504,594
Hang Seng Bank, Ltd.	19,100	334,515
Henderson Land Development Company, Ltd.	110,000	641,797
HKT Trust & HKT, Ltd.	276,000	380,616
Hongkong Land Holdings, Ltd.	669,700	4,340,523
Hutchison Telecommunications Hong Kong Holdings, Ltd.	904,000	311,978
Hysan Development Company, Ltd.	500,000	2,410,851
Kerry Properties, Ltd.	732,000	2,125,896
Link REIT	1,064,500	7,732,445
Luk Fook Holdings International, Ltd.	199,000	453,643
Man Wah Holdings, Ltd.	728,800	494,511
Pacific Textiles Holdings, Ltd.	564,000	741,147
PCCW, Ltd.	906,000	574,130
Shun Tak Holdings, Ltd.	994,000	327,385
Sino Land Company, Ltd.	402,000	687,055
SJM Holdings, Ltd.	2,721,000	1,707,046
SmarTone Telecommunications Holdings, Ltd.	244,000	402,296
Sun Hung Kai Properties, Ltd.	373,589	5,248,281
Swire Pacific, Ltd., Class A	289,000	3,188,249
Swire Properties, Ltd.	85,200	239,631
Techtronic Industries Company, Ltd.	297,500	1,205,093
Television Broadcasts, Ltd.	100,200	357,325

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       15

	Shares	Value
Hong Kong (continued)
Texwinca Holdings, Ltd.	302,000	$215,492
The Wharf Holdings, Ltd.	480,000	3,382,816
Value Partners Group, Ltd.	139,000	127,725
Wheelock & Company, Ltd.	508,000	2,900,738
Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (I)	117,000	24,131
Xinyi Glass Holdings, Ltd. (I)	936,000	804,609
Yue Yuen Industrial Holdings, Ltd.	148,500	631,251
Ireland 0.1%		1,860,812
AerCap Holdings NV (I)	26,300	1,051,211
ICON PLC (I)	6,000	460,740
Smurfit Kappa Group PLC	14,134	348,861
Isle of Man 0.1%		1,056,064
Playtech PLC	88,263	1,056,064
Israel 2.1%		25,948,860
Bank Hapoalim BM	618,645	3,321,604
Bank Leumi Le-Israel BM (I)	1,057,405	3,962,408
Bezeq The Israeli Telecommunication Corp., Ltd.	690,965	1,388,791
Check Point Software Technologies, Ltd. (I)	101,200	7,766,088
Harel Insurance Investments & Financial Services, Ltd.	61,628	222,928
Israel Discount Bank, Ltd., Class A (I)	743,715	1,343,047
Mizrahi Tefahot Bank, Ltd.	3,285	39,653
Partner Communications Company, Ltd. (I)	24,441	116,453
Teva Pharmaceutical Industries, Ltd.	138,228	7,001,804
Teva Pharmaceutical Industries, Ltd., ADR	15,600	786,084
Italy 3.0%		36,044,144
A2A SpA	878,188	1,165,502
ACEA SpA	30,488	397,436
Amplifon SpA	87,728	922,753
ASTM SpA	14,936	170,838
Banca Mediolanum SpA	379,214	2,634,540
Biesse SpA	3,123	44,567
Enel SpA	2,097,312	9,267,880
Eni SpA	815,339	12,308,439
EXOR SpA	30,659	1,260,654
Hera SpA	602,284	1,669,646
Iren SpA	192,669	317,193
Italmobiliare SpA	12,480	515,028
MARR SpA	20,171	388,522
Recordati SpA	109,610	3,317,505
Reply SpA	3,873	477,582
Snam SpA	32,827	182,203

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       16

	Shares	Value
Italy (continued)
Societa Cattolica di Assicurazioni SCRL	101,469	$588,019
Telecom Italia SpA	458,125	415,837
Japan 26.8%		326,468,945
ADEKA Corp.	49,500	728,555
Aisin Seiki Company, Ltd.	49,300	2,332,017
Alpine Electronics, Inc.	17,200	207,292
Amano Corp.	1,300	18,704
AOKI Holdings, Inc.	44,600	460,121
Aoyama Trading Company, Ltd.	34,700	1,127,112
Arcland Sakamoto Company, Ltd.	20,200	216,771
Asahi Glass Company, Ltd.	23,000	146,448
Asahi Holdings, Inc.	8,500	146,021
Asahi Kasei Corp.	255,000	2,154,343
Asatsu-DK, Inc.	7,500	184,073
Autobacs Seven Company, Ltd.	29,800	413,141
Bridgestone Corp.	98,100	3,373,950
Calsonic Kansei Corp.	179,000	1,410,418
Canon, Inc.	212,300	6,087,848
Cawachi, Ltd.	6,100	135,008
Central Glass Company, Ltd.	138,000	530,310
Central Japan Railway Company	67,700	11,132,687
Century Tokyo Leasing Corp.	15,700	590,355
Chiyoda Integre Company, Ltd.	11,200	212,082
Coca-Cola West Company, Ltd.	32,700	741,652
Concordia Financial Group, Ltd. (I)	18,100	93,579
Cosmo Energy Holdings Company, Ltd.	29,500	307,998
Credit Saison Company, Ltd.	10,900	187,908
Daicel Corp.	44,300	566,093
Daiichi Sankyo Company, Ltd.	47,700	1,095,877
Daiichikosho Company, Ltd.	12,900	500,037
Daito Trust Construction Company, Ltd.	17,700	2,607,296
Daiwa House Industry Company, Ltd.	41,200	1,064,374
Daiwabo Holdings Company, Ltd.	172,000	365,959
DCM Holdings Company, Ltd.	118,900	906,275
DeNA Company, Ltd.	69,461	2,064,047
Denka Company, Ltd.	300,000	1,268,296
Descente, Ltd.	17,200	192,432
Doutor Nichires Holdings Company, Ltd.	27,900	493,298
DTS Corp.	6,300	129,708
Exedy Corp.	8,800	218,492
FamilyMart Company, Ltd.	13,607	975,329
Fuji Heavy Industries, Ltd.	106,716	4,247,533

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       17

	Shares	Value
Japan (continued)
Fuji Oil Holdings, Inc.	32,100	$624,064
FUJIFILM Holdings Corp.	275,800	10,378,456
Fujitsu General, Ltd.	10,000	203,424
Fukuoka Financial Group, Inc.	41,000	173,869
Fuyo General Lease Company, Ltd.	8,300	391,077
Geo Holdings Corp.	29,800	379,625
Gree, Inc.	38,100	193,443
Gunze, Ltd.	35,000	103,273
Hanwa Company, Ltd.	250,000	1,396,341
Haseko Corp.	198,800	1,884,326
Heiwado Company, Ltd.	2,400	43,212
Hitachi Capital Corp.	10,400	216,730
Hitachi Chemical Company, Ltd.	39,000	841,923
Horiba, Ltd.	7,600	353,594
Hoya Corp.	33,000	1,279,931
Idemitsu Kosan Company, Ltd.	53,000	965,783
Information Services International-Dentsu, Ltd.	3,800	69,497
Inpex Corp.	102,900	891,902
Isuzu Motors, Ltd.	67,600	779,683
ITOCHU Corp.	1,622,000	19,154,047
Itochu Enex Company, Ltd.	35,500	257,497
Jafco Company, Ltd.	5,800	169,333
Japan Airlines Company, Ltd.	254,100	7,755,672
Japan Tobacco, Inc.	19,900	771,105
K's Holdings Corp.	104,400	1,648,532
Kaneka Corp.	157,000	1,282,246
Kanematsu Corp.	420,000	617,484
KDDI Corp.	1,142,600	33,403,489
Keihin Corp.	37,800	581,252
Kobe Steel, Ltd.	633,000	588,412
Kohnan Shoji Company, Ltd.	9,700	176,457
Koito Manufacturing Company, Ltd.	1,600	76,390
Kokuyo Company, Ltd.	55,700	769,826
Konica Minolta, Inc.	66,800	603,449
Kuraray Company, Ltd.	94,800	1,356,583
Kuroda Electric Company, Ltd.	14,900	280,026
Leopalace21 Corp.	12,700	84,298
Marubeni Corp.	672,024	3,353,602
Medipal Holdings Corp.	109,135	1,728,476
Mitsubishi Chemical Holdings Corp.	355,949	2,252,430
Mitsubishi Electric Corp.	350,000	4,580,258
Mitsubishi UFJ Financial Group, Inc.	4,531,500	24,961,885
Mitsubishi UFJ Lease & Finance Company, Ltd.	72,000	338,112

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       18

	Shares	Value
Japan (continued)
Mitsui & Company, Ltd.	581,000	$7,736,030
Mitsui Engineering & Shipbuilding Company, Ltd.	330,000	457,404
Mizuho Financial Group, Inc.	3,579,600	6,236,833
Namura Shipbuilding Company, Ltd.	12,900	80,949
NHK Spring Company, Ltd.	58,800	555,022
Nichiha Corp.	26,700	493,985
Nifco, Inc.	3,700	186,538
Nippo Corp.	46,000	833,671
Nippon Electric Glass Company, Ltd.	53,000	266,496
Nippon Light Metal Holdings Company, Ltd.	117,300	249,587
Nippon Paper Industries Company, Ltd.	90,700	1,680,430
Nippon Steel & Sumikin Bussan Corp.	142,000	486,360
Nippon Telegraph & Telephone Corp.	649,600	28,562,309
Nippon Television Holdings, Inc.	8,450	136,583
Nippon Yusen KK	74,000	134,938
Nipro Corp.	29,300	365,178
Nissan Motor Company, Ltd.	205,230	2,016,490
Nissin Electric Company, Ltd.	9,400	146,321
Nitori Holdings Company, Ltd.	22,200	2,247,183
NOK Corp.	28,600	582,386
Nomura Real Estate Holdings, Inc.	16,500	269,101
NTT DOCOMO, Inc.	238,143	6,005,799
Onward Holdings Company, Ltd.	45,000	316,727
Open House Company, Ltd.	6,100	131,912
Orient Corp. (I)	149,400	297,986
ORIX Corp.	132,800	1,913,770
Osaka Gas Company, Ltd.	40,000	157,619
Otsuka Holdings Company, Ltd.	244,200	10,589,392
PanaHome Corp.	44,000	325,715
Pola Orbis Holdings, Inc.	5,500	439,285
Press Kogyo Company, Ltd.	83,500	359,166
Resona Holdings, Inc.	370,800	1,698,162
Ricoh Company, Ltd.	126,300	1,140,781
Ryohin Keikaku Company, Ltd.	2,100	379,158
San-A Company, Ltd.	5,600	262,558
Sanshin Electronics Company, Ltd.	26,700	218,956
Sanyo Shokai, Ltd.	116,000	184,067
Seiko Epson Corp.	22,300	427,396
Sekisui Chemical Company, Ltd.	186,300	2,608,535
Sekisui House, Ltd.	257,700	4,157,690
Showa Denko KK	30,600	379,739
Sojitz Corp.	1,993,700	4,781,887
Sumitomo Chemical Company, Ltd.	57,000	261,503

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       19

	Shares	Value
Japan (continued)
Sumitomo Corp.	171,400	$1,859,824
Sumitomo Forestry Company, Ltd.	87,500	1,184,522
Sumitomo Heavy Industries, Ltd.	112,000	550,928
Sumitomo Mitsui Financial Group, Inc.	895,500	31,326,487
Sumitomo Mitsui Trust Holdings, Inc.	147,000	527,469
Sumitomo Osaka Cement Company, Ltd.	185,000	837,756
Sumitomo Rubber Industries, Ltd.	97,600	1,450,914
Sumitomo Seika Chemicals Company, Ltd.	47,000	325,965
Sundrug Company, Ltd.	10,600	767,951
Suzuken Company, Ltd.	9,600	278,742
T-Gaia Corp.	24,100	330,034
Takashimaya Company, Ltd.	37,000	271,032
The Chiba Bank, Ltd.	37,000	219,768
The Hyakugo Bank, Ltd.	46,000	169,148
The Joyo Bank, Ltd.	29,000	115,369
The Nippon Signal Company, Ltd.	13,800	112,151
The Nishi-Nippon City Bank, Ltd.	124,000	258,241
The Yokohama Rubber Company, Ltd.	59,700	971,579
Toei Company, Ltd.	19,000	143,150
Toho Holdings Company, Ltd.	59,900	1,164,486
Tokai Rika Company, Ltd.	38,900	771,607
Token Corp.	4,400	324,669
Tokyo Electric Power Company, Inc. (I)	207,900	837,906
Tokyo Seimitsu Company, Ltd.	11,000	292,865
Toppan Printing Company, Ltd.	27,000	240,952
Topre Corp.	10,500	206,537
Tosoh Corp.	428,000	2,640,591
Toyoda Gosei Company, Ltd.	11,500	265,434
Toyota Boshoku Corp.	8,300	190,456
Toyota Tsusho Corp.	149,800	3,430,269
TPR Company, Ltd.	14,500	371,356
TS Tech Company, Ltd.	48,700	1,132,706
Ube Industries, Ltd.	232,000	422,343
UKC Holdings Corp.	13,900	212,435
Valor Holdings Company, Ltd.	44,900	1,212,324
Wacoal Holdings Corp.	35,000	374,776
West Japan Railway Company	19,800	1,134,642
Yamaguchi Financial Group, Inc.	59,000	623,396
Yamazen Corp.	32,400	246,382
Yuasa Trading Company, Ltd.	16,300	315,733
Luxembourg 0.1%		899,756
APERAM SA	10,421	431,528

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       20

	Shares	Value
Luxembourg (continued)
RTL Group SA	5,562	$468,228
Malta 0.0%		172,566
BGP Holdings PLC (I)	2,714,128	172,566
Netherlands 3.3%		40,132,759
Aalberts Industries NV	17,863	600,359
AVG Technologies NV (I)	19,600	487,256
Boskalis Westminster NV	8,997	322,610
Corbion NV	24,289	663,809
Heineken Holding NV	32,081	2,586,070
Heineken NV	41,909	3,753,424
Koninklijke Ahold Delhaize NV	601,576	14,441,872
PostNL NV (I)	788,803	3,459,297
Randstad Holding NV	22,278	1,054,024
Royal Dutch Shell PLC, A Shares	86,957	2,125,199
TomTom NV (I)	81,880	754,195
Wolters Kluwer NV	234,974	9,884,644
New Zealand 0.2%		2,410,520
Air New Zealand, Ltd.	356,085	583,649
Chorus, Ltd.	42,037	129,569
Fletcher Building, Ltd.	77,674	596,741
Nuplex Industries, Ltd.	76,313	296,142
SKY Network Television, Ltd.	228,283	804,419
Norway 1.6%		19,646,116
DNB ASA	47,692	578,375
Ocean Yield ASA	5,269	42,293
Orkla ASA	379,855	3,476,241
Salmar ASA	8,048	222,724
Statoil ASA	470,953	7,388,225
Storebrand ASA (I)	205,724	868,857
Telenor ASA	193,556	3,375,435
Yara International ASA	104,311	3,693,966
Portugal 0.1%		1,484,802
CTT-Correios de Portugal SA	183,855	1,350,448
The Navigator Company SA	40,491	134,354
Singapore 0.7%		8,533,033
Ascendas Real Estate Investment Trust	448,700	806,371
BW LPG, Ltd. (S)	102,330	269,727
CapitaLand Commercial Trust	778,000	881,466
CapitaLand Mall Trust	726,500	1,151,149
CapitaLand Retail China Trust	175,900	210,455

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       21

	Shares	Value
Singapore (continued)
CDL Hospitality Trusts	215,900	$219,455
DBS Group Holdings, Ltd.	201,100	2,209,441
Golden Agri-Resources, Ltd.	2,966,100	782,328
Mapletree Greater China Commercial Trust	833,200	672,195
Mapletree Industrial Trust	350,000	457,108
SATS, Ltd.	52,900	182,803
Starhill Global REIT	371,000	219,137
UOL Group, Ltd.	63,500	258,735
Venture Corp., Ltd.	31,500	212,663
South Africa 0.0%		87,436
Mondi PLC	4,297	87,436
Spain 2.0%		24,433,736
Ebro Foods SA	79,685	1,783,814
Endesa SA	608,707	12,404,728
Iberdrola SA	769,222	5,066,805
Repsol SA	385,337	5,176,365
Viscofan SA	37	2,024
Sweden 1.4%		17,471,739
Axfood AB	102,048	1,811,152
Bilia AB, A Shares	23,717	603,766
Bonava AB, B Shares (I)	44,876	540,987
Castellum AB	32,494	491,270
Fabege AB	22,285	413,043
Fastighets AB Balder, B Shares (I)	32,561	908,699
Hufvudstaden AB, A Shares	17,685	307,421
Industrivarden AB, C Shares	8,348	151,977
Indutrade AB	4,446	95,507
Intrum Justitia AB	33,046	1,042,384
Investor AB, B Shares	23,631	833,273
NCC AB, B Shares	44,876	1,118,238
Sandvik AB	237,575	2,577,094
Securitas AB, B Shares	49,807	865,179
Skanska AB, B Shares	32,246	705,886
Svenska Cellulosa AB, B Shares	16,430	504,987
Telefonaktiebolaget LM Ericsson, B Shares	523,394	3,727,756
Wihlborgs Fastigheter AB	35,594	773,120
Switzerland 5.1%		62,165,036
Adecco Group AG	49,458	2,849,264
Ascom Holding AG	20,791	380,711
Autoneum Holding AG	2,002	565,864
Baloise Holding AG	8,954	1,066,764

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       22

	Shares	Value
Switzerland (continued)
Banque Cantonale Vaudoise	253	$166,165
Bucher Industries AG	161	40,794
Cembra Money Bank AG (I)	6,268	454,101
dorma+kaba Holding AG	1,280	1,005,370
Emmi AG (I)	124	82,738
EMS-Chemie Holding AG	4,479	2,385,129
Flughafen Zuerich AG	2,177	402,967
Forbo Holding AG (I)	388	533,240
Georg Fischer AG	1,854	1,492,130
Givaudan SA	610	1,261,743
Helvetia Holding AG	902	451,197
Implenia AG	671	45,279
Kudelski SA (I)	2,284	42,863
Kuehne + Nagel International AG	31,234	4,363,875
LafargeHolcim, Ltd. (I)	4,891	259,678
Logitech International SA (SIX Swiss Exchange)	50,649	1,061,879
Roche Holding AG	16,732	4,084,286
SGS SA	236	519,082
Sika AG	256	1,220,560
Swiss Life Holding AG (I)	12,428	3,115,890
Swiss Re AG	340,751	28,795,717
The Swatch Group AG	5,438	276,367
UBS Group AG	43,612	632,012
Valora Holding AG	515	140,359
Vontobel Holding AG	11,631	562,175
Zurich Insurance Group AG (I)	15,257	3,906,837
United Kingdom 15.9%		194,116,992
3i Group PLC	5,384	43,454
AstraZeneca PLC	550,215	35,516,819
AstraZeneca PLC, ADR (L)	14,500	475,745
Beazley PLC	168,073	860,704
Bellway PLC	35,779	1,095,094
Berkeley Group Holdings PLC	158,160	5,549,307
Bovis Homes Group PLC	47,450	558,593
BP PLC	1,623,896	9,128,841
British American Tobacco PLC	376,437	23,355,068
British American Tobacco PLC, ADR	8,900	1,105,291
Carillion PLC	301,911	1,031,620
Centrica PLC	2,520,011	7,705,586
Compass Group PLC	195,572	3,701,674
Crest Nicholson Holdings PLC	180,835	1,104,532
EnQuest PLC (I)	634,284	222,563

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       23

			Shares	Value
United Kingdom (continued)
	Galliford Try PLC		17,594	$262,385
	GlaxoSmithKline PLC		560,929	12,074,097
	GlaxoSmithKline PLC, ADR		25,600	1,112,576
	Henderson Group PLC		563,545	1,765,054
	Home Retail Group PLC (L)		847,514	1,776,453
	Hunting PLC		48,535	296,114
	IG Group Holdings PLC		168,934	2,110,119
	Imperial Brands PLC		210,526	11,042,755
	Inchcape PLC		291,435	2,685,854
	Indivior PLC		163,903	676,592
	Intermediate Capital Group PLC		141,111	1,103,357
	International Consolidated Airlines Group SA		184,925	931,226
	J Sainsbury PLC		382,572	1,207,292
	Jupiter Fund Management PLC		91,413	503,364
	Kingfisher PLC		1,175,850	5,734,675
	Lookers PLC		154,875	277,834
	National Express Group PLC		26,987	125,338
	Persimmon PLC		316,080	7,571,580
	Reckitt Benckiser Group PLC		129,520	12,511,427
	Royal Mail PLC		704,430	4,753,567
	Savills PLC		11,802	114,655
	The Sage Group PLC		458,404	4,367,555
	Unilever NV		186,330	8,573,245
	WH Smith PLC		105,881	2,119,153
	WM Morrison Supermarkets PLC		856,029	2,214,986
	WPP PLC		725,525	16,750,848
Preferred securities 0.5%				$6,321,192
(Cost $9,976,657)
Germany 0.5%				6,321,192
	Jungheinrich AG		26,223	823,552
	Porsche Automobil Holding SE		108,805	5,497,640
	Yield (%)		Shares	Value
Securities lending collateral 1.1%				$13,927,299
(Cost $13,927,299)
John Hancock Collateral Trust (W)	0.6375(Y)		1,391,867	13,927,299
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.1%				$12,850,157
(Cost $12,849,606)
U.S. Government 0.8%				8,889,026
U.S. Treasury Bill	0.372	01-05-17	8,900,000	8,889,026

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       24

	Yield (%)	Shares	Value
Money market funds 0.3%			$3,961,131
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	0.1886(Y)	3,961,131	3,961,131
Total investments (Cost $1,245,780,262)† 100.7%			$1,228,481,200
Other assets and liabilities, net (0.7%)			($8,475,181)
Total net assets 100.0%			$1,220,006,019

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 8-31-16.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 8-31-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 8-31-16, the aggregate cost of investment securities for federal income tax purposes was $1,292,776,082. Net unrealized depreciation aggregated to $64,294,882, of which $71,075,164 related to appreciated investment securities and $135,370,046 related to depreciated investment securities.

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       25

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 8-31-16 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,231,852,963) including $13,175,018 of securities loaned	$1,214,553,901
Affiliated investments, at value (Cost $13,927,299)	13,927,299
Total investments, at value (Cost $1,245,780,262)	1,228,481,200
Foreign currency, at value (Cost $983,018)	977,985
Receivable for fund shares sold	479,527
Dividends and interest receivable	5,048,746
Receivable for securities lending income	9,502
Other receivables and prepaid expenses	135,875
Total assets	1,235,132,835
Liabilities
Payable for fund shares repurchased	720,183
Payable upon return of securities loaned	13,883,888
Payable to affiliates
Accounting and legal services fees	34,236
Transfer agent fees	17,290
Distribution and service fees	891
Trustees' fees	1,912
Investment management fees	2,713
Other liabilities and accrued expenses	465,703
Total liabilities	15,126,816
Net assets	$1,220,006,019
Net assets consist of
Paid-in capital	$1,483,436,765
Undistributed net investment income	32,560,278
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(278,647,258)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(17,343,766)
Net assets	$1,220,006,019

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       26

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($112,835,058 ÷ 3,919,144 shares)[1]	$28.79
Class B ($1,516,398 ÷ 52,936 shares)[1]	$28.65
Class C ($9,495,716 ÷ 331,559 shares)[1]	$28.64
Class I ($37,008,222 ÷ 1,279,308 shares)	$28.93
Class R1 ($964,914 ÷ 33,591 shares)	$28.73
Class R2 ($230,703 ÷ 7,977 shares)	$28.92
Class R3 ($451,783 ÷ 15,629 shares)	$28.91
Class R4 ($95,562 ÷ 3,304 shares)	$28.92
Class R5 ($145,653 ÷ 5,033 shares)	$28.94
Class R6 ($825,837 ÷ 28,500 shares)	$28.98
Class 1 ($38,131,378 ÷ 1,315,686 shares)	$28.98
Class NAV ($1,018,304,795 ÷ 35,162,153 shares)	$28.96
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$30.31

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       27

STATEMENT OF OPERATIONS   For the six months ended 8-31-16 (unaudited)

Investment income
Dividends	$41,960,430
Securities lending	691,715
Interest	52,136
Less foreign taxes withheld	(4,453,585)
Total investment income	38,250,696
Expenses
Investment management fees	6,306,826
Distribution and service fees	250,775
Accounting and legal services fees	115,440
Transfer agent fees	237,234
Trustees' fees	15,798
State registration fees	82,059
Printing and postage	78,654
Professional fees	99,050
Custodian fees	79,108
Other	15,134
Total expenses	7,280,078
Less expense reductions	(73,500)
Net expenses	7,206,578
Net investment income	31,044,118
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(52,607,588)
Affiliated investments	7,887
Futures contracts	700,893
(51,898,808)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	158,731,551
Affiliated investments	(211)
Futures contracts	2,670,156
161,401,496
Net realized and unrealized gain	109,502,688
Increase in net assets from operations	$140,546,806

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       28

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 8-31-16	Year ended 2-29-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$31,044,118	$36,113,948
Net realized loss	(51,898,808)	(163,815,817)
Change in net unrealized appreciation (depreciation)	161,401,496	(231,314,123)
Increase (decrease) in net assets resulting from operations	140,546,806	(359,015,992)
Distributions to shareholders
From net investment income
Class A	—	(1,992,429)
Class B	—	(14,681)
Class C	—	(95,480)
Class I	—	(10,632,399)
Class R1	—	(7,303)
Class R2	—	(2,902)
Class R3	—	(5,337)
Class R4	—	(1,628)
Class R5	—	(1,926)
Class R6	—	(3,901)
Class 1	—	(806,576)
Class NAV	—	(21,651,850)
Total distributions	—	(35,216,412)
From fund share transactions	(537,888,800)	529,119,067
Total increase (decrease)	(397,341,994)	134,886,663
Net assets
Beginning of period	1,617,348,013	1,482,461,350
End of period	$1,220,006,019	$1,617,348,013
Undistributed net investment income	$32,560,278	$1,516,160

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       29

Financial highlights

Class A Shares Period ended	8-31-16	[1]	2-29-16	2-28-15	2-28-14		2-28-13	2-29-12
Per share operating performance
Net asset value, beginning of period	$26.35		$33.20	$35.40	$28.81		$27.72	$30.85
Net investment income[2]	0.52		0.56	0.62	1.05	[3]	0.71	0.58
Net realized and unrealized gain (loss) on investments	1.92		(6.92)	(1.77)	6.52		1.31	(3.32)
Total from investment operations	2.44		(6.36)	(1.15)	7.57		2.02	(2.74)
Less distributions
From net investment income	—		(0.49)	(1.05)	(0.98)		(0.93)	(0.39)
Net asset value, end of period	$28.79		$26.35	$33.20	$35.40		$28.81	$27.72
Total return (%)[4,5]	9.26	[6]	(19.28)	(2.98)	26.56		7.41	(8.73)
Ratios and supplemental data
Net assets, end of period (in millions)	$113		$110	$112	$109		$91	$374
Ratios (as a percentage of average net assets):
Expenses before reductions	1.40	[7,8]	1.40	1.47	1.46		1.58	1.58
Expenses including reductions	1.36	[7,8]	1.39	1.47	1.46		1.58	1.58
Net investment income	3.62	[7]	1.81	1.81	3.27	[3]	2.66	2.05
Portfolio turnover (%)	18		70	81	47		53	42

1	Six months ended 8-31-16. Unaudited.
2	Based on average daily shares outstanding.
3	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Annualized.
8	Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       30

Class B Shares Period ended	8-31-16	[1]	2-29-16	2-28-15	2-28-14		2-28-13	2-29-12
Per share operating performance
Net asset value, beginning of period	$26.31		$33.12	$35.27	$28.70		$27.61	$30.70
Net investment income[2]	0.42		0.37	0.34	0.73	[3]	0.42	0.44
Net realized and unrealized gain (loss) on investments	1.92		(6.95)	(1.74)	6.53		1.41	(3.34)
Total from investment operations	2.34		(6.58)	(1.40)	7.26		1.83	(2.90)
Less distributions
From net investment income	—		(0.23)	(0.75)	(0.69)		(0.74)	(0.19)
Net asset value, end of period	$28.65		$26.31	$33.12	$35.27		$28.70	$27.61
Total return (%)[4,5]	8.89	[6]	(19.92)	(3.77)	25.50		6.71	(9.38)
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$2	$3	$3		$3	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	2.10	[7,8]	2.30	2.66	2.64		2.94	2.49
Expenses including reductions	2.09	[7,8]	2.15	2.31	2.30		2.30	2.30
Net investment income	2.93	[7]	1.18	1.02	2.28	[3]	1.56	1.58
Portfolio turnover (%)	18		70	81	47		53	42

1	Six months ended 8-31-16. Unaudited.
2	Based on average daily shares outstanding.
3	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Annualized.
8	Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       31

Class C Shares Period ended	8-31-16	[1]	2-29-16	2-28-15	2-28-14		2-28-13	2-29-12
Per share operating performance
Net asset value, beginning of period	$26.31		$33.12	$35.27	$28.70		$27.61	$30.71
Net investment income[2]	0.42		0.35	0.29	0.83	[3]	0.42	0.43
Net realized and unrealized gain (loss) on investments	1.91		(6.91)	(1.68)	6.43		1.41	(3.34)
Total from investment operations	2.33		(6.56)	(1.39)	7.26		1.83	(2.91)
Less distributions
From net investment income	—		(0.25)	(0.76)	(0.69)		(0.74)	(0.19)
Net asset value, end of period	$28.64		$26.31	$33.12	$35.27		$28.70	$27.61
Total return (%)[4,5]	8.86	[6]	(19.89)	(3.76)	25.50		6.71	(9.41)
Ratios and supplemental data
Net assets, end of period (in millions)	$9		$10	$12	$8		$4	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	2.10	[7,8]	2.13	2.30	2.46		2.77	2.50
Expenses including reductions	2.09	[7,8]	2.12	2.29	2.30		2.30	2.30
Net investment income	2.91	[7]	1.14	0.86	2.59	[3]	1.54	1.53
Portfolio turnover (%)	18		70	81	47		53	42

1	Six months ended 8-31-16. Unaudited.
2	Based on average daily shares outstanding.
3	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.
8	Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       32

Class I Shares Period ended	8-31-16	[1]	2-29-16	2-28-15	2-28-14		2-28-13	2-29-12
Per share operating performance
Net asset value, beginning of period	$26.44		$33.32	$35.52	$28.90		$27.78	$30.94
Net investment income[2]	0.84		0.67	0.71	1.10	[3]	0.68	0.72
Net realized and unrealized gain (loss) on investments	1.65		(6.96)	(1.76)	6.60		1.49	(3.36)
Total from investment operations	2.49		(6.29)	(1.05)	7.70		2.17	(2.64)
Less distributions
From net investment income	—		(0.59)	(1.15)	(1.08)		(1.05)	(0.52)
Net asset value, end of period	$28.93		$26.44	$33.32	$35.52		$28.90	$27.78
Total return (%)[4]	9.42	[5]	(19.03)	(2.65)	26.94		7.92	(8.33)
Ratios and supplemental data
Net assets, end of period (in millions)	$37		$514	$541	$527		$392	$411
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10	[6,7]	1.08	1.14	1.15		1.17	1.16
Expenses including reductions	1.09	[6,7]	1.08	1.13	1.15		1.17	1.16
Net investment income	5.86	[6]	2.15	2.08	3.42	[3]	2.49	2.54
Portfolio turnover (%)	18		70	81	47		53	42

1	Six months ended 8-31-16. Unaudited.
2	Based on average daily shares outstanding.
3	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
4	Does not reflect the effect of sales charges, if any.
5	Not annualized.
6	Annualized.
7	Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       33

Class R1 Shares Period ended	8-31-16	[1]	2-29-16	2-28-15	2-28-14		2-28-13		2-29-12
Per share operating performance
Net asset value, beginning of period	$26.34		$33.16	$35.33	$28.75		$27.66		$30.77
Net investment income[2]	0.45		0.41	0.43	0.85	[3]	0.51		0.53
Net realized and unrealized gain (loss) on investments	1.94		(6.89)	(1.70)	6.56		1.43		(3.33)
Total from investment operations	2.39		(6.48)	(1.27)	7.41		1.94		(2.80)
Less distributions
From net investment income	—		(0.34)	(0.90)	(0.83)		(0.85)		(0.31)
Net asset value, end of period	$28.73		$26.34	$33.16	$35.33		$28.75		$27.66
Total return (%)[4]	9.07	[5]	(19.62)	(3.38)	26.00		7.10		(9.00)
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	$1	—	[6]	—	[6]	— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.73	[7,8]	2.46	4.91	5.71		7.16		7.37
Expenses including reductions	1.72	[7,8]	1.79	1.90	1.90		1.90		1.90
Net investment income	3.17	[7]	1.34	1.26	2.67	[3]	1.87		1.88
Portfolio turnover (%)	18		70	81	47		53		42

1	Six months ended 8-31-16. Unaudited.
2	Based on average daily shares outstanding.
3	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.

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SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       34

Class R2 Shares Period ended	8-31-16	[1]	2-29-16	2-28-15	2-28-14		2-28-13	[2]
Per share operating performance
Net asset value, beginning of period	$26.48		$33.34	$35.53	$28.91		$27.80
Net investment income[3]	0.50		0.63	0.51	0.94	[4]	0.59
Net realized and unrealized gain (loss) on investments	1.94		(7.06)	(1.72)	6.60		1.43
Total from investment operations	2.44		(6.43)	(1.21)	7.54		2.02
Less distributions
From net investment income	—		(0.43)	(0.98)	(0.92)		(0.91)
Net asset value, end of period	$28.92		$26.48	$33.34	$35.53		$28.91
Total return (%)[5]	9.21	[6]	(19.41)	(3.15)	26.32		7.39
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	— [7]	— [7]	—	[7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.47	[8,9]	3.61	8.98	15.89		20.70
Expenses including reductions	1.46	[8,9]	1.54	1.65	1.65		1.65
Net investment income	3.43	[8]	2.03	1.51	2.94	[4]	2.16
Portfolio turnover (%)	18		70	81	47		53

1	Six months ended 8-31-16. Unaudited.
2	The inception date for Class R2 shares is 3-1-12.
3	Based on average daily shares outstanding.
4	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       35

Class R3 Shares Period ended	8-31-16	[1]	2-29-16	2-28-15	2-28-14		2-28-13		2-29-12
Per share operating performance
Net asset value, beginning of period	$26.49		$33.36	$35.54	$28.92		$27.80		$30.94
Net investment income[2]	0.48		0.38	0.48	1.09	[3]	0.53		0.57
Net realized and unrealized gain (loss) on investments	1.94		(6.86)	(1.73)	6.40		1.46		(3.38)
Total from investment operations	2.42		(6.48)	(1.25)	7.49		1.99		(2.81)
Less distributions
From net investment income	—		(0.39)	(0.93)	(0.87)		(0.87)		(0.33)
Net asset value, end of period	$28.91		$26.49	$33.36	$35.54		$28.92		$27.80
Total return (%)[4]	9.14	[5]	(19.54)	(3.28)	26.12		7.28		(8.95)
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	— [6]	— [6]	—	[6]	—	[6]	— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.62	[7,8]	2.96	9.34	18.96		47.36		45.66
Expenses including reductions	1.61	[7,8]	1.67	1.80	1.80		1.80		1.80
Net investment income	3.35	[7]	1.27	1.40	3.36	[3]	1.93		2.01
Portfolio turnover (%)	18		70	81	47		53		42

1	Six months ended 8-31-16. Unaudited.
2	Based on average daily shares outstanding.
3	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       36

Class R4 Shares Period ended	8-31-16	[1]	2-29-16	2-28-15	2-28-14		2-28-13		2-29-12
Per share operating performance
Net asset value, beginning of period	$26.45		$33.31	$35.51	$28.89		$27.79		$30.94
Net investment income[2]	0.52		0.70	0.69	0.99	[3]	0.64		0.65
Net realized and unrealized gain (loss) on investments	1.95		(7.06)	(1.82)	6.63		1.44		(3.38)
Total from investment operations	2.47		(6.36)	(1.13)	7.62		2.08		(2.73)
Less distributions
From net investment income	—		(0.50)	(1.07)	(1.00)		(0.98)		(0.42)
Net asset value, end of period	$28.92		$26.45	$33.31	$35.51		$28.89		$27.79
Total return (%)[4]	9.34	[5]	(19.21)	(2.91)	26.66		7.61		(8.67)
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	— [6]	— [6]	—	[6]	—	[6]	— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.31	[7,8]	4.41	15.63	21.10		42.45		42.74
Expenses including reductions	1.21	[7,8]	1.31	1.40	1.40		1.43		1.50
Net investment income	3.58	[7]	2.22	2.01	3.05	[3]	2.34		2.29
Portfolio turnover (%)	18		70	81	47		53		42

1	Six months ended 8-31-16. Unaudited.
2	Based on average daily shares outstanding.
3	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       37

Class R5 Shares Period ended	8-31-16	[1]	2-29-16	2-28-15	2-28-14		2-28-13		2-29-12
Per share operating performance
Net asset value, beginning of period	$26.44		$33.30	$35.51	$28.90		$27.78		$30.94
Net investment income[2]	0.56		0.75	0.70	1.11	[3]	0.70		0.73
Net realized and unrealized gain (loss) on investments	1.94		(7.04)	(1.77)	6.57		1.45		(3.38)
Total from investment operations	2.50		(6.29)	(1.07)	7.68		2.15		(2.65)
Less distributions
From net investment income	—		(0.57)	(1.14)	(1.07)		(1.03)		(0.51)
Net asset value, end of period	$28.94		$26.44	$33.30	$35.51		$28.90		$27.78
Total return (%)[4]	9.46	[5]	(19.03)	(2.72)	26.87		7.88		(8.38)
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	— [6]	— [6]	—	[6]	—	[6]	— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03	[7,8]	4.06	12.76	16.15		21.14		20.87
Expenses including reductions	1.02	[7,8]	1.10	1.20	1.20		1.20		1.20
Net investment income	3.86	[7]	2.40	2.05	3.45	[3]	2.57		2.58
Portfolio turnover (%)	18		70	81	47		53		42

1	Six months ended 8-31-16. Unaudited.
2	Based on average daily shares outstanding.
3	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       38

Class R6 Shares Period ended	8-31-16	[1]	2-29-16	2-28-15	2-28-14		2-28-13		2-29-12	[2]
Per share operating performance
Net asset value, beginning of period	$26.47		$33.36	$35.57	$28.94		$27.82		$28.00
Net investment income[3]	0.59		0.65	0.76	1.13	[4]	0.73		0.26
Net realized and unrealized gain (loss) on investments	1.92		(6.92)	(1.77)	6.60		1.45		0.10
Total from investment operations	2.51		(6.27)	(1.01)	7.73		2.18		0.36
Less distributions
From net investment income	—		(0.62)	(1.20)	(1.10)		(1.06)		(0.54)
Net asset value, end of period	$28.98		$26.47	$33.36	$35.57		$28.94		$27.82
Total return (%)[5]	9.48	[6]	(18.94)	(2.51)	27.00		7.95		1.49	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	— [7]	—	[7]	—	[7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98	[8,9]	2.89	11.51	14.17		21.97		16.83	[8]
Expenses including reductions	0.96	[8,9]	0.97	1.00	1.12		1.12		1.12	[8]
Net investment income	4.07	[8]	2.18	2.22	3.50	[4]	2.66		1.98	[8]
Portfolio turnover (%)	18		70	81	47		53		42	[10]

1	Six months ended 8-31-16. Unaudited.
2	The inception date for Class R6 shares is 9-1-11.
3	Based on average daily shares outstanding.
4	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.
10	The portfolio turnover is shown for the period from 3-1-11 to 2-29-12.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       39

Class 1 Shares Period ended	8-31-16	[1]	2-29-16	2-28-15	2-28-14		2-28-13	2-29-12
Per share operating performance
Net asset value, beginning of period	$26.48		$33.37	$35.58	$28.94		$27.82	$30.99
Net investment income[2]	0.57		0.70	0.76	1.14	[3]	0.75	0.79
Net realized and unrealized gain (loss) on investments	1.93		(6.98)	(1.78)	6.61		1.44	(3.41)
Total from investment operations	2.50		(6.28)	(1.02)	7.75		2.19	(2.62)
Less distributions
From net investment income	—		(0.61)	(1.19)	(1.11)		(1.07)	(0.55)
Net asset value, end of period	$28.98		$26.48	$33.37	$35.58		$28.94	$27.82
Total return (%)[4]	9.44	[5]	(18.98)	(2.56)	27.09		8.00	(8.27)
Ratios and supplemental data
Net assets, end of period (in millions)	$38		$36	$42	$44		$37	$39
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02	[6,7]	1.02	1.06	1.06		1.08	1.07
Expenses including reductions	1.01	[6,7]	1.01	1.05	1.06		1.08	1.07
Net investment income	3.93	[6]	2.25	2.20	3.53	[3]	2.76	2.76
Portfolio turnover (%)	18		70	81	47		53	42

1	Six months ended 8-31-16. Unaudited.
2	Based on average daily shares outstanding.
3	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       40

Class NAV Shares Period ended	8-31-16	[1]	2-29-16	2-28-15	2-28-14		2-28-13	2-29-12
Per share operating performance
Net asset value, beginning of period	$26.45		$33.34	$35.55	$28.92		$27.80	$30.98
Net investment income[2]	0.57		0.68	0.77	1.14	[3]	0.82	0.81
Net realized and unrealized gain (loss) on investments	1.94		(6.95)	(1.78)	6.62		1.38	(3.43)
Total from investment operations	2.51		(6.27)	(1.01)	7.76		2.20	(2.62)
Less distributions
From net investment income	—		(0.62)	(1.20)	(1.13)		(1.08)	(0.56)
Net asset value, end of period	$28.96		$26.45	$33.34	$35.55		$28.92	$27.80
Total return (%)[4]	9.49	[5]	(18.96)	(2.51)	27.14		8.06	(8.24)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,018		$944	$771	$823		$611	$753
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97	[6,7]	0.97	1.01	1.01		1.03	1.02
Expenses including reductions	0.96	[6,7]	0.96	1.00	1.00		1.03	1.02
Net investment income	3.97	[6]	2.20	2.25	3.54	[3]	3.03	2.84
Portfolio turnover (%)	18		70	81	47		53	42

1	Six months ended 8-31-16. Unaudited.
2	Based on average daily shares outstanding.
3	Net investment income per share and ratio of net investment income to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Includes reimbursement for overbilling of custody expenses in prior years of 0.03%.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       41

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock International Core Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high total return.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

The fund's Trustees have approved the merger of this fund with John Hancock Disciplined Value International Fund, pursuant to shareholder approval, on or about November 4, 2016. As of July 28, 2016, the fund was closed to new investors.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       42

fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2016, by major security category or type:

	Total value at 8-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$61,622,850	—	$61,622,850	—
Austria	7,234,474	—	7,234,474	—
Belgium	6,752,008	—	6,752,008	—
Canada	35,254,824	$35,254,824	—	—
China	1,555,052	—	1,555,052	—
Denmark	10,625,204	—	10,625,204	—
Faroe Islands	1,454,799	—	1,454,799	—
Finland	15,285,309	—	15,285,309	—
France	108,773,816	—	108,773,816	—
Germany	125,720,505	—	125,720,505	—
Hong Kong	58,170,395	—	58,170,395	—
Ireland	1,860,812	1,511,951	348,861	—
Isle of Man	1,056,064	—	1,056,064	—
Israel	25,948,860	8,552,172	17,396,688	—
Italy	36,044,144	—	36,044,144	—
Japan	326,468,945	—	326,468,945	—
Luxembourg	899,756	—	899,756	—
Malta	172,566	—	—	$172,566
Netherlands	40,132,759	487,256	39,645,503	—
New Zealand	2,410,520	—	2,410,520	—
Norway	19,646,116	—	19,646,116	—
Portugal	1,484,802	—	1,484,802	—
Singapore	8,533,033	—	8,533,033	—
South Africa	87,436	—	87,436	—
Spain	24,433,736	—	24,433,736	—
Sweden	17,471,739	—	17,471,739	—
Switzerland	62,165,036	—	62,165,036	—

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       43

	Total value at 8-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
United Kingdom	194,116,992	2,693,612	191,423,380	—
Preferred securities	6,321,192	—	6,321,192	—
Securities lending collateral	13,927,299	13,927,299	—	—
Short-term investments	12,850,157	3,961,131	8,889,026	—
Total investments in securities	$1,228,481,200	$66,388,245	$1,161,920,389	$172,566

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the SEC as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of August 31, 2016, the fund loaned common stocks valued at $13,175,018 and received $13,883,888 of cash collateral.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       44

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2016, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. (Citibank) as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for certain funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 30, 2016, the fund had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. For the six months ended August 31, 2016, the fund had no borrowings under either line of credit. Commitment fees for the six months ended August 31, 2016, were $3,456.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

During the year ended August 31, 2016, the fund received reimbursement from State Street Bank for overbilling of custody out-of-pocket fees from prior years. As a result of the reimbursement, the fund reflects negative custodian fees in the current reporting period. Custodian fees incurred by the fund for the six months ended August 31, 2016 prior to this reimbursement was $410,471.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of February 29, 2016, the fund has a capital loss carryforward of $182,553,975 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of February 29, 2016:

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       45

Capital Loss Carryforward Expiring February 28,		No Expiration Date
2018	2019	Short Term	Long Term
$14,781,454	$7,043,412	$70,606,052	$90,123,057

As of February 29, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals, derivative transactions and investments in passive foreign investment companies.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC (over-the-counter) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded on an exchange or central clearinghouse. Exchange-traded transactions generally present less counterparty risk to a fund than OTC transactions. The exchange stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange and the clearing member.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended August 31, 2016, the fund used futures contracts to gain exposure to certain securities markets. The fund held futures contracts with notional values up to approximately $65.5 million, as measured at each quarter end. At August 31, 2016, the fund held no open futures contracts.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       46

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended August 31, 2016:

Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Equity	$700,893

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended August 31, 2016:

Statement of operations location - Change in unrealized appreciation (depreciation):
Risk	Futures contracts
Equity	$2,670,156

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of: a) 0.920% of the first $100 million of the fund's aggregate average daily net assets (together with the assets of any other applicable fund identified in the advisory agreement); b) 0.890% of the next $900 million of the fund's aggregate average daily net assets; c) 0.860% of the next $1 billion of the fund's aggregate average daily net assets; d) 0.830% of the next $1 billion of the fund's aggregate average daily net assets; e) 0.800% of the next $1 billion of the fund's aggregate average daily net assets; and f) 0.780% of the fund's aggregate average daily net assets in excess of $4 billion. The Advisor has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended August 31, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.38% and 1.08% for Class A and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and short dividend expense. These expense limitations shall remain in effect until August 31, 2017, or until the merger date, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

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The Advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis). The expense limitation shall remain in effect until August 31, 2017, or until the merger date, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

For the six months ended August 31, 2016, the expense reductions described above amounted to the following:

Class	Expense reductions	Class	Expense reductions
Class A	$24,043	Class R4	$3
Class B	61	Class R5	5
Class C	378	Class R6	111
Class I	9,525	Class 1	1,435
Class R1	34	Class NAV	37,837
Class R2	8	Total	$73,457
Class R3	17

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended August 31, 2016 were equivalent to a net annual effective rate of 0.86% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended August 31, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4, and Class R5 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R3	0.50%	0.15%
Class B	1.00%	—	Class R4	0.25%	0.10%
Class C	1.00%	—	Class R5	—	0.05%
Class R1	0.50%	0.25%	Class 1	0.05%	—
Class R2	0.25%	0.25%

The fund's Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement shall remain in effect until August 31, 2017, or until the merger date, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $43 for Class R4 shares for the six months ended August 31, 2016.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $179,640 for the six months ended August 31, 2016. Of this amount, $30,854 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $146,888 was paid as sales commissions to broker-dealers and $1,898 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

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Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended August 31, 2016, CDSCs received by the Distributor amounted to $504, $686 and $943 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended August 31, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$176,980	$75,191
Class B	8,107	1,036
Class C	50,589	6,456
Class I	—	154,316
Class R1	3,401	80
Class R2	505	18
Class R3	1,442	40
Class R4	140	7
Class R5	31	12
Class R6	—	78
Class 1	9,580	—
Total	$250,775	$237,234

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$18,529,404	1	0.70%	$360

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Note 6 — Fund share transactions

Transactions in fund shares for the six months ended August 31, 2016 and year ended February 29, 2016 were as follows:

		Six months ended 8-31-16		Year ended 2-29-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	436,873	$12,335,986	1,583,670	$49,216,049
Distributions reinvested	—	—	68,179	1,969,684
Repurchased	(686,781)	(19,397,035)	(841,522)	(25,518,279)
Net increase (decrease)	(249,908)	($7,061,049)	810,327	$25,667,454
Class B shares
Sold	5,973	$165,993	7,938	$237,284
Distributions reinvested	—	—	470	13,566
Repurchased	(16,794)	(472,665)	(20,191)	(623,641)
Net decrease	(10,821)	($306,672)	(11,783)	($372,791)
Class C shares
Sold	17,016	$476,807	113,119	$3,583,881
Distributions reinvested	—	—	3,220	93,021
Repurchased	(60,740)	(1,712,967)	(114,023)	(3,480,866)
Net increase (decrease)	(43,724)	($1,236,160)	2,316	$196,036
Class I shares
Sold	1,323,583	$37,472,679	5,458,663	$165,925,846
Distributions reinvested	—	—	359,736	10,421,562
Repurchased	(19,489,395)	(550,737,980)	(2,622,108)	(80,579,906)
Net increase (decrease)	(18,165,812)	($513,265,301)	3,196,291	$95,767,502
Class R1 shares
Sold	5,196	$148,191	23,630	$693,551
Distributions reinvested	—	—	88	2,532
Repurchased	(1,005)	(28,538)	(9,849)	(300,069)
Net increase	4,191	$119,653	13,869	$396,014
Class R2 shares
Sold	1,486	$42,713	7,392	$229,576
Distributions reinvested	—	—	43	1,243
Repurchased	(1,326)	(36,340)	(6,046)	(191,707)
Net increase	160	$6,373	1,389	$39,112
Class R3 shares
Sold	1,477	$41,954	11,784	$346,556
Distributions reinvested	—	—	184	5,337
Repurchased	(1,675)	(46,864)	(2,086)	(60,970)
Net increase (decrease)	(198)	($4,910)	9,882	$290,923
Class R4 shares
Sold	795	$22,771	827	$25,859
Distributions reinvested	—	—	56	1,628
Repurchased	(33)	(935)	(2,577)	(78,270)
Net increase (decrease)	762	$21,836	(1,694)	($50,783)

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		Six months ended 8-31-16		Year ended 2-29-16
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	538	$15,297	1,803	$51,022
Distributions reinvested	—	—	66	1,926
Repurchased	(60)	(1,732)	(1,411)	(44,885)
Net increase	478	$13,565	458	$8,063
Class R6 shares
Sold	3,432	$96,273	34,346	$931,385
Distributions reinvested	—	—	58	1,670
Repurchased	(12,492)	(345,015)	(1,919)	(52,951)
Net increase (decrease)	(9,060)	($248,742)	32,485	$880,104
Class 1 shares
Sold	61,111	$1,731,031	233,717	$7,392,774
Distributions reinvested	—	—	27,803	806,576
Repurchased	(92,341)	(2,616,176)	(171,318)	(5,247,321)
Net increase (decrease)	(31,230)	($885,145)	90,202	$2,952,029
Class NAV shares
Sold	477,134	$13,305,749	11,874,216	$384,308,797
Distributions reinvested	—	—	747,131	21,651,850
Repurchased	(986,991)	(28,347,997)	(90,064)	(2,615,243)
Net increase (decrease)	(509,857)	($15,042,248)	12,531,283	$403,345,404
Total net increase (decrease)	(19,015,019)	($537,888,800)	16,675,025	$529,119,067

Affiliates of the fund owned 13% and 100% of shares of beneficial interest of Class R6 and Class NAV, respectively, on August 31, 2016. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $253,646,114 and $659,562,628, respectively, for the six months ended August 31, 2016.

Note 8 — Country or region concentration risk

The fund may invest a large percentage of its assets in a single country or region. The fund's performance could be disproportionately affected by factors particular to that country or region. These factors may include economic or political changes, acts of terrorism, natural disasters, reliance on trading partners or natural resources, detrimental budget deficits and other financial difficulties. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. Emerging-market countries may experience higher rates of inflation, interest, and unemployment, and greater social, economic, and political uncertainties, than more developed countries.

Note 9 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2016, funds within the John Hancock group of funds complex held 83.5% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

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Fund	Affiliate concentration
John Hancock Funds II Lifestyle Growth Portfolio	35.3%
John Hancock Funds II Lifestyle Balanced Portfolio	23.0%
John Hancock Funds II Lifestyle Aggressive Portfolio	13.2%

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Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Grantham, Mayo, Van Otterloo & Co. LLC (the Subadvisor), for John Hancock International Core Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 20-23, 2016 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 24-25, 2016.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 20-23, 2016, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

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Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2015. The Board also noted that the fund underperformed its peer group average for the one-year period

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ended December 31, 2015 and outperformed its peer group average for the three- and five-year periods ended December 31, 2015. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the three- and five-year periods. The Board took into account management's proposal to merge the fund into another fund in the complex and concluded that the fund's performance is being monitored and reasonably addressed.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for the fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund's distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;

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(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length; and
(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular,

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periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       57

(2)	the performance of the fund is being monitored and reasonably addressed;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       58

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Grantham, Mayo, Van Otterloo & Co. LLC

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL CORE FUND       59

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies. As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock International Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF318211	66SA 8/16 10/16

John Hancock

International Growth Fund

Semiannual report 8/31/16

A message to shareholders

Dear shareholder,

The U.K.'s vote in late June to leave the European Union (EU) created a challenging backdrop for global financial markets; however, most international indexes ended the period with strong gains. The U.K.'s move creates a number of unknowns for the near term, the most important of which is whether other EU countries will follow suit. Meanwhile, the World Bank in June downgraded its 2016 global growth forecast from 2.9% to 2.4%, citing stubbornly low commodity prices and weak global trade, among other factors. Emerging markets were the best performers, as many countries benefited from stabilizing commodity prices and more promising economic growth prospects.

As this dynamic plays out, it is prudent to expect continued market volatility. At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and we have liquidity tools in place to help meet the needs of our shareholders. Whether the markets are up or down, one of your best resources is your financial advisor, who can help ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of August 31, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
International Growth Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
18	Financial highlights
27	Notes to financial statements
35	Continuation of investment advisory and subadvisory agreements
41	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks high total return primarily through capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/16 (%)

The MSCI AC World ex-USA Growth Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the equity performance of growth-oriented stocks in developed (excluding the U.S.) and emerging markets.

The MSCI EAFE Growth Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia, and the Far East.

The MSCI EAFE Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Markets rose amid a challenging economic environment

Most developed-market stocks outside the United States posted strong gains as key central banks expanded stimulative monetary policies and economic and market conditions in China stabilized.

The fund underperformed on a relative basis

The fund posted a positive overall return, but underperformed its benchmark, the MSCI AC World ex-USA Growth Index, largely as a result of a negative impact from stock selection in the consumer discretionary and healthcare sectors.

Overweight in information technology was a positive factor

The fund's overweight in the information technology sector contributed to relative performance.

SECTOR COMPOSITION AS OF 8/31/16 (%)

A note about risks

Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Growth stocks may be subject to greater price fluctuations because their prices tend to place greater emphasis on earnings expectations. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Liquidity—the extent (if at all) to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       3

Discussion of fund performance

An interview with Portfolio Manager John A. Boselli, CFA, Wellington Management Company LLP

John A. Boselli, CFA
Portfolio Manager
Wellington Management Company LLP

Can you describe the market environment during the six-month period ended August 31, 2016?

Most stocks in markets outside the United States posted strong gains in the double digits in percentage terms. Further expansion of stimulative monetary policies from central banks in China, Japan, and Europe provided support for equities, and concerns about the ability of China's government to manage its economy through a period of slower growth and elevated credit stress eased somewhat. Recoveries in the prices of oil and other commodities also helped to drive the rally in global stocks.

The general upward trend in global equity prices was interrupted by a spike in market volatility in late June when U.K. voters approved a referendum to leave the European Union (Brexit). Following a long period of closer European integration, this historic vote marked a profound change in how the United Kingdom will interact with the rest of Europe. While the uncertainty about the outcome of the vote is now behind us, we are entering a new period of uncertainty regarding the implementation of Brexit, which may heighten near-term volatility. In the days following the vote, global equities sold off sharply before recovering most of their losses.

While global economic growth remained slow during the period, the indicators that we monitor to recognize turning points in macroeconomic cycles gained momentum overall, as underlying data that had been mostly negative early in the period subsequently shifted in a positive direction, increasing the potential for economic activity to pick up going forward. When evaluating stocks during this transition, we gradually shifted to place more weight on growth and valuation characteristics while placing somewhat less emphasis on the quality and total capital return characteristics that had predominated earlier in the period. This shift resulted in some material changes in sector weights during the period, including a reduction in the fund's healthcare weighting and an increase in its financials weighting.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       4

"The general upward trend in global equity prices was interrupted by a spike in market volatility in late June when U.K. voters approved a referendum to leave the European Union (Brexit)."

Although its overall return was positive, the fund underperformed relative to its benchmark, the MSCI AC World ex-USA Growth Index. What key factors had the most significant impact on this result?

Overall, our security selection detracted from relative performance. While sector allocations are typically by-products of our bottom-up approach to managing the fund, there were significant sector-level performance differences relative to the benchmark. Our weakest selection was in the consumer discretionary and healthcare sectors; an underweight in the materials sector also had a negative impact, as the sector outperformed. Healthcare underperformed, and the fund's overweight was a negative factor. On the positive side, an overweight in information technology was a contributor, as the sector outperformed.

Which equity positions had the biggest negative impact on the fund's performance?

The fund's position in U.K.-based home builder Persimmon PLC was the top detractor as the stock declined in line with U.K. home builders following the Brexit vote. Investors worried that a potential economic slowdown would weigh on the housing market and home prices. We sold the fund's position in Persimmon during the period, as our forecasts for the company's growth rate and free cash flow margins declined and we expected negative earnings revisions. A position in Japan-based Ono Pharmaceutical Company, Ltd. also had a negative impact, as the stock came under pressure after Japanese regulators announced plans to review pricing for groundbreaking, high-priced drugs in great demand, starting with OPDIVO, a drug that Ono Pharmaceutical codeveloped and that was

TOP 10 HOLDINGS AS OF 8/31/16 (%)

Tencent Holdings, Ltd.	3.2
Taiwan Semiconductor Manufacturing Company, Ltd.	3.2
British American Tobacco PLC	2.8
Alibaba Group Holding, Ltd., ADR	2.5
Novo Nordisk A/S, B Shares	2.1
Anheuser-Busch InBev SA	2.1
AIA Group, Ltd.	2.1
Unilever NV	2.1
Samsung Electronics Company, Ltd.	2.0
Compass Group PLC	1.9
TOTAL	24.0
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       5

"While sector allocations are typically by-products of our bottom-up approach to managing the fund, there were significant sector-level performance differences relative to the benchmark."
approved in the United States to treat melanoma and lung cancer. In addition, disappointing results from Bristol-Myers Squibb's clinical trial for OPDIVO as a monotherapy (the use of a single drug) for treatment of first-line lung cancer weighed on the stock price. The fund's position in Allergan PLC also detracted. Allergan and Pfizer, Inc. announced an agreement in late 2015 for the U.S. pharmaceutical company to acquire the Irish company. However, changes in U.S. government rules regarding tax inversions triggered by such cross-border transactions prompted Pfizer to walk away from the deal with Allergan, which sent Allergan's stock price lower. We maintained the fund's position in Allergan, as we continued to view the company positively given its robust franchises and a management team that we regard as strong.

Which positions had the biggest positive impact on the fund's relative results?

The top contributor was the fund's position in AAC Technologies Holdings, Inc., a China-based company engaged in designing and manufacturing miniature acoustic components found in mobile handsets, tablets, and other electronics. A position in Taiwan-based Largan Precision Company, Ltd., a maker of lenses used in smartphone cameras and other applications, also contributed. The company's shares outperformed as Largan posted strong results, supporting investor confidence in positive trends surrounding the growing use of dual cameras in smartphones, starting with Apple's

TOP 10 COUNTRIES AS OF 8/31/16 (%)

United Kingdom	21.4
China	9.7
Japan	9.2
Brazil	5.9
Denmark	5.3
Taiwan	4.8
Ireland	4.5
South Korea	4.4
India	3.8
Switzerland	3.4
TOTAL	72.4
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       6

latest iPhone. We view Largan as the leader in this technology and believe the company is poised to benefit from this status.

Another contributor was China-based Tencent Holdings, Ltd. Shares of the Internet services company outperformed as earnings results exceeded expectations, led by the company's mobile gaming segment, which continued to grow. We continued to view Tencent positively at the end of the period as a result of its strong organic revenue growth driven by its competitive positioning in social media advertising, its portfolio of entertainment assets, and its growing importance as a gateway for mobile traffic. It was the largest holding in the portfolio at period end.

How was the fund positioned at the end of the period?

The fund remained underweight in developed Asian markets, including Japan, although we did add positions in three Japanese stocks, Recruit Holdings Company, Ltd., Daito Trust Construction Company, Ltd., and Keyence Corp., that rank highly in our search for organic revenue growth. Recruit is the leading provider of classified advertising in Japan, benefiting from the growth trend in online advertising while trading at a discount to the market, in our view. We view Keyence as a high-quality company and the dominant provider of industrial vision sensors, with growth supported by the trend toward automation.

We maintained the fund's overweight in the information technology sector and transitioned from an underweight to an overweight in financials during the period, as we added positions in insurance companies AIA Group, Ltd. (Hong Kong) and Saga PLC (U.K.) as well as emerging-markets banks Itau Unibanco Holding SA (Brazil) and Bank Central Asia Tbk PT (Indonesia).

The fund ended the period with a roughly equal weight position in healthcare after we sold positions that included AstraZeneca PLC (U.K.) and Roche Holding AG (Switzerland). The fund was underweight in several sectors, most notably in energy, industrials, consumer discretionary, and materials.

MANAGED BY

John A. Boselli, CFA On the fund since 2014 Investing since 1996

The views expressed in this report are exclusively those of John A. Boselli, CFA, Wellington Management Company LLP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 2016

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	-0.54	7.55	3.92	4.68	43.92	46.87
Class B	-1.06	7.56	3.68	4.85	43.95	43.47
Class C	2.95	7.87	3.67	8.82	46.03	43.33
Class I1	5.01	9.02	4.86	10.38	54.00	60.80
Class R2[1,2]	4.57	8.62	4.43	10.19	51.21	54.28
Class R4[1,2]	4.82	8.69	4.47	10.28	51.71	54.79
Class R6[1,2]	5.10	8.80	4.52	10.43	52.48	55.58
Class 1[1]	5.07	9.12	4.91	10.44	54.71	61.57
Class NAV[1,2]	5.13	8.77	4.50	10.44	52.26	55.35
Index 1†	6.04	4.67	3.28	13.17	25.64	38.03
Index 2†	4.00	6.33	3.30	10.22	35.89	38.37
Index 3†	0.38	5.48	2.19	10.76	30.58	24.13

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, and 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2	Class R4	Class R6	Class 1	Class NAV
Gross (%)	1.37	2.07	2.07	1.05	1.46	1.31	0.96	0.99	0.94
Net (%)	1.35	2.05	2.05	1.05	1.45	1.20	0.94	0.99	0.94

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the MSCI AC World ex-USA Growth Index; Index 2 is the MSCI EAFE Growth Index; Index 3 is the MSCI EAFE Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock International Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in three separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)	Index 3 ($)
Class B3	8-31-06	14,347	14,347	13,803	13,837	12,413
Class C3	8-31-06	14,333	14,333	13,803	13,837	12,413
Class I1	8-31-06	16,080	16,080	13,803	13,837	12,413
Class R2[1,2]	8-31-06	15,428	15,428	13,803	13,837	12,413
Class R4[1,2]	8-31-06	15,479	15,479	13,803	13,837	12,413
Class R6[1,2]	8-31-06	15,558	15,558	13,803	13,837	12,413
Class 1[1]	8-31-06	16,157	16,157	13,803	13,837	12,413
Class NAV[1,2]	8-31-06	15,535	15,535	13,803	13,837	12,413

The MSCI AC World ex-USA Growth Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the equity performance of growth-oriented stocks in developed (excluding the U.S.) and emerging markets.

The MSCI EAFE Growth Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia, and the Far East.

The MSCI EAFE Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	For certain types of investors, as described in the fund's prospectuses.
2	Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. Class NAV shares were first offered on 6-2-15. The returns prior to these dates are those of Class A shares and may be higher or lower than if adjusted to reflect the expenses of any other share classes.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on March 1, 2016, with the same investment held until August 31, 2016.

	Beginning Account value on 3-1-2016	Ending value on 8-31-2016	Expenses paid during period ended 8-31-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,102.00	$6.99	1.32%
Class B	1,000.00	1,098.50	10.68	2.02%
Class C	1,000.00	1,098.20	10.68	2.02%
Class I	1,000.00	1,103.80	5.36	1.01%
Class R2	1,000.00	1,101.90	7.42	1.40%
Class R4	1,000.00	1,102.80	6.04	1.14%
Class R6	1,000.00	1,104.30	4.77	0.90%
Class 1	1,000.00	1,104.40	4.99	0.94%
Class NAV	1,000.00	1,104.40	4.72	0.89%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on March 1, 2016, with the same investment held until August 31, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Beginning Account value on 3-1-2016	Ending value on 8-31-2016	Expenses paid during period ended 8-31-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,018.60	$6.72	1.32%
Class B	1,000.00	1,015.00	10.26	2.02%
Class C	1,000.00	1,015.00	10.26	2.02%
Class I	1,000.00	1,020.10	5.14	1.01%
Class R2	1,000.00	1,018.10	7.12	1.40%
Class R4	1,000.00	1,019.50	5.80	1.14%
Class R6	1,000.00	1,020.70	4.58	0.90%
Class 1	1,000.00	1,020.50	4.79	0.94%
Class NAV	1,000.00	1,020.70	4.53	0.89%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       11

Fund's investments

As of 8-31-16 (unaudited)
	Shares	Value
Common stocks 96.0%		$2,640,854,056
(Cost $2,415,876,010)
Australia 1.9%		52,439,826
Amcor, Ltd.	4,366,958	52,439,826
Belgium 3.2%		89,212,973
Anheuser-Busch InBev SA	471,461	58,494,927
UCB SA	373,705	30,718,046
Brazil 4.6%		125,792,501
Ambev SA	5,718,800	33,984,817
BM&FBovespa SA	6,326,200	35,086,784
CCR SA	4,799,500	25,355,961
Hypermarcas SA	3,880,600	31,364,939
Canada 1.1%		29,879,787
The Bank of Nova Scotia	561,300	29,879,787
China 9.7%		267,116,673
AAC Technologies Holdings, Inc.	4,053,500	46,166,492
Alibaba Group Holding, Ltd., ADR (I)	719,210	69,900,020
New Oriental Education & Technology Group, Inc., ADR	919,051	36,284,133
TAL Education Group, ADR (I)	435,213	26,008,329
Tencent Holdings, Ltd.	3,424,970	88,757,699
Denmark 5.3%		145,463,894
DSV A/S	912,035	45,240,433
Novo Nordisk A/S, B Shares	1,262,531	59,087,435
Pandora A/S	330,357	41,136,026
France 1.2%		33,247,892
Edenred	1,522,802	33,247,892
Germany 2.9%		78,327,263
GEA Group AG	279,700	14,985,506
ProSiebenSat.1 Media SE	836,233	36,080,346
United Internet AG	663,639	27,261,411
Hong Kong 3.2%		88,881,516
AIA Group, Ltd.	9,246,050	58,233,204
Guangdong Investment, Ltd.	19,847,897	30,648,312
India 3.8%		104,856,050
Bharti Infratel, Ltd.	5,823,819	30,453,807
HDFC Bank, Ltd.	1,319,560	30,455,426
HDFC Bank, Ltd., ADR	200,495	14,365,467

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       12

	Shares	Value
India (continued)
Maruti Suzuki India, Ltd.	391,965	$29,581,350
Indonesia 2.8%		75,863,619
Bank Central Asia Tbk PT	35,208,165	39,901,555
Telekomunikasi Indonesia Persero Tbk PT	113,802,470	35,962,064
Ireland 4.5%		124,832,354
Experian PLC	2,299,346	45,724,519
ICON PLC (I)	503,788	38,685,881
Medtronic PLC	464,460	40,421,954
Japan 9.2%		252,095,977
Daito Trust Construction Company, Ltd.	228,000	33,585,502
Fuji Heavy Industries, Ltd.	916,200	36,466,784
Japan Tobacco, Inc.	1,141,106	44,216,710
Keyence Corp.	55,100	38,666,490
NTT DOCOMO, Inc.	1,661,000	41,889,249
Ono Pharmaceutical Company, Ltd.	1,055,100	27,501,237
Recruit Holdings Company, Ltd.	781,900	29,770,005
Jordan 1.0%		28,245,642
Hikma Pharmaceuticals PLC	1,004,713	28,245,642
Netherlands 2.8%		77,411,256
ASML Holding NV	424,525	45,318,043
Heineken NV	358,338	32,093,213
Singapore 1.6%		43,294,879
Broadcom, Ltd.	245,408	43,294,879
South Korea 4.4%		121,507,901
LG Household & Health Care, Ltd.	32,253	27,481,491
NAVER Corp.	52,899	40,028,357
Samsung Electronics Company, Ltd.	37,228	53,998,053
Switzerland 3.4%		93,488,206
Actelion, Ltd. (I)	244,600	40,767,792
Partners Group Holding AG	114,913	52,720,414
Taiwan 4.8%		131,501,735
Largan Precision Company, Ltd.	387,400	43,319,600
Taiwan Semiconductor Manufacturing Company, Ltd.	15,879,000	88,182,135
United Kingdom 21.4%		589,439,238
Admiral Group PLC (I)	1,276,226	34,386,343
Aon PLC	371,136	41,325,994
BAE Systems PLC	4,141,926	29,268,849
Booker Group PLC	15,369,471	35,564,248
British American Tobacco PLC	1,229,510	76,281,793

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       13

	Shares	Value
United Kingdom (continued)
Compass Group PLC	2,801,854	$53,031,872
Diageo PLC	1,780,863	49,356,373
IHS Markit, Ltd. (I)	898,821	33,544,000
Just Eat PLC (I)	3,761,598	26,732,587
Reckitt Benckiser Group PLC	528,883	51,089,260
Saga PLC	11,782,086	34,091,332
Smith & Nephew PLC	1,993,020	32,203,199
Unilever NV	1,237,020	56,916,630
Worldpay Group PLC (I)(S)	9,084,408	35,646,758
United States 3.2%		87,954,874
Allergan PLC (I)	134,907	31,641,088
Amdocs, Ltd.	498,762	29,985,571
Eaton Corp. PLC	395,675	26,328,215
Preferred securities 1.3%		$36,845,833
(Cost $31,508,709)
Brazil 1.3%		36,845,833
Itau Unibanco Holding SA	3,318,900	36,845,833
Total investments (Cost $2,447,384,719)† 97.3%		$2,677,699,889
Other assets and liabilities, net 2.7%		$73,413,123
Total net assets 100.0%		$2,751,113,012

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
†	At 8-31-16, the aggregate cost of investment securities for federal income tax purposes was $2,450,449,072. Net unrealized appreciation aggregated to $227,250,817, of which $281,944,328 related to appreciated investment securities and $54,693,511 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       14

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 8-31-16 (unaudited)

Assets
Investments, at value (Cost $2,447,384,719)	$2,677,699,889
Cash	47,248,675
Foreign currency, at value (Cost $255,085)	255,075
Receivable for investments sold	3,178,646
Receivable for fund shares sold	23,660,960
Dividends and interest receivable	6,414,087
Receivable for securities lending income	9,938
Receivable due from advisor	19
Other receivables and prepaid expenses	203,688
Total assets	2,758,670,977
Liabilities
Payable for investments purchased	3,218,949
Payable for fund shares repurchased	3,677,369
Payable to affiliates
Accounting and legal services fees	35,093
Transfer agent fees	254,513
Distribution and service fees	1,743
Other liabilities and accrued expenses	370,298
Total liabilities	7,557,965
Net assets	$2,751,113,012
Net assets consist of
Paid-in capital	$2,682,750,064
Undistributed net investment income	24,479,465
Accumulated net realized gain (loss) on investments and foreign currency transactions	(186,418,499)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	230,301,982
Net assets	$2,751,113,012

Net asset value per share
Based on net asset values and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($740,470,130 ÷ 33,753,001 shares)[1]	$21.94
Class B ($1,774,662 ÷ 82,009 shares)[1]	$21.64
Class C ($150,027,734 ÷ 6,948,282 shares)[1]	$21.59
Class I ($1,673,628,775 ÷ 76,045,999 shares)	$22.01
Class R2 ($2,562,954 ÷ 116,785 shares)	$21.95
Class R4 ($2,887,576 ÷ 131,288 shares)	$21.99
Class R6 ($38,913,331 ÷ 1,766,516 shares)	$22.03
Class 1 ($46,030,804 ÷ 2,091,734 shares)	$22.01
Class NAV ($94,817,046 ÷ 4,308,094 shares)	$22.01
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$23.09

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       15

STATEMENT OF OPERATIONS  For the six months ended 8-31-16 (unaudited)

Investment income
Dividends	$40,484,220
Securities lending	209,295
Interest	4,208
Less foreign taxes withheld	(3,263,117)
Total investment income	37,434,606
Expenses
Investment management fees	10,291,572
Distribution and service fees	1,790,061
Accounting and legal services fees	183,400
Transfer agent fees	1,376,383
Trustees' fees	17,713
State registration fees	116,137
Printing and postage	66,080
Professional fees	75,717
Custodian fees	401,026
Registration and filing fees	19,677
Other	15,715
Total expenses	14,353,481
Less expense reductions	(96,665)
Net expenses	14,256,816
Net investment income	23,177,790
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(94,998,806)
Affiliated investments	5,211
(94,993,595)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	295,092,779
Affiliated investments	(1,207)
295,091,572
Net realized and unrealized gain	200,097,977
Increase in net assets from operations	$223,275,767

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       16

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 8-31-16	Year ended 2-29-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$23,177,790	$7,154,431
Net realized loss	(94,993,595)	(90,878,974)
Change in net unrealized appreciation (depreciation)	295,091,572	(85,973,533)
Increase (decrease) in net assets resulting from operations	223,275,767	(169,698,076)
Distributions to shareholders
From net investment income
Class A	—	(818,693)
Class I	—	(4,166,349)
Class R4	—	(3,401)
Class R6	—	(8,167)
Class 1	—	(188,512)
Class NAV	—	(514,934)
Total distributions	—	(5,700,056)
From fund share transactions	497,430,027	1,878,340,204
Total increase	720,705,794	1,702,942,072
Net assets
Beginning of period	2,030,407,218	327,465,146
End of period	$2,751,113,012	$2,030,407,218
Undistributed net investment income	$24,479,465	$1,301,675

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       17

Financial highlights

Class A Shares Period ended	8-31-16	[1]	2-29-16	2-28-15	2-28-14	2-28-13	2-29-12
Per share operating performance
Net asset value, beginning of period	$19.90		$21.64	$24.60	$21.28	$19.98	$20.99
Net investment income[2]	0.18		0.10	0.24	0.25	0.23	0.30
Net realized and unrealized gain (loss) on investments	1.86		(1.81)	0.83	3.94	2.65	(1.12)
Total from investment operations	2.04		(1.71)	1.07	4.19	2.88	(0.82)
Less distributions
From net investment income	—		(0.03)	(0.47)	(0.15)	(0.42)	(0.19)
From net realized gain	—		—	(3.56)	(0.72)	(1.16)	—
Total distributions	—		(0.03)	(4.03)	(0.87)	(1.58)	(0.19)
Net asset value, end of period	$21.94		$19.90	$21.64	$24.60	$21.28	$19.98
Total return (%)[3,4]	10.20	[5]	(7.86)	5.91	19.95	14.82	(3.80)
Ratios and supplemental data
Net assets, end of period (in millions)	$740		$615	$140	$130	$73	$49
Ratios (as a percentage of average net assets):
Expenses before reductions	1.33	[6]	1.38	1.53	1.56	1.68	1.66
Expenses including reductions	1.32	[6]	1.37	1.52	1.55	1.60	1.59
Net investment income	1.72	[6]	0.48	1.02	1.09	1.13	1.50
Portfolio turnover (%)	44		82	204	42	61	55

1	Six months ended 8-31-16. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       18

Class B Shares Period ended	8-31-16	[1]	2-29-16	2-28-15	2-28-14	2-28-13	2-29-12
Per share operating performance
Net asset value, beginning of period	$19.70		$21.55	$24.50	$21.22	$19.94	$20.93
Net investment income[2]	0.12		0.02	— [3]	0.10	0.10	0.12
Net realized and unrealized gain (loss) on investments	1.82		(1.87)	0.88	3.90	2.62	(1.06)
Total from investment operations	1.94		(1.85)	0.88	4.00	2.72	(0.94)
Less distributions
From net investment income	—		—	(0.27)	—	(0.28)	(0.05)
From net realized gain	—		—	(3.56)	(0.72)	(1.16)	—
Total distributions	—		—	(3.83)	(0.72)	(1.44)	(0.05)
Net asset value, end of period	$21.64		$19.70	$21.55	$24.50	$21.22	$19.94
Total return (%)[4,5]	9.85	[6]	(8.58)	5.07	19.07	14.00	(4.47)
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$2	$2	$2	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.03	[7]	2.32	3.18	3.29	3.92	4.00
Expenses including reductions	2.02	[7]	2.12	2.34	2.30	2.30	2.33
Net investment income	1.10	[7]	0.07	— [8]	0.46	0.47	0.63
Portfolio turnover (%)	44		82	204	42	61	55

1	Six months ended 8-31-16. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.
8	Less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       19

Class C Shares Period ended	8-31-16	[1]	2-29-16	2-28-15	2-28-14	2-28-13	2-29-12
Per share operating performance
Net asset value, beginning of period	$19.66		$21.49	$24.45	$21.18	$19.91	$20.91
Net investment income (loss)[2]	0.11		(0.07)	(0.03)	0.07	0.10	0.10
Net realized and unrealized gain (loss) on investments	1.82		(1.76)	0.92	3.92	2.61	(1.05)
Total from investment operations	1.93		(1.83)	0.89	3.99	2.71	(0.95)
Less distributions
From net investment income	—		—	(0.29)	—	(0.28)	(0.05)
From net realized gain	—		—	(3.56)	(0.72)	(1.16)	—
Total distributions	—		—	(3.85)	(0.72)	(1.44)	(0.05)
Net asset value, end of period	$21.59		$19.66	$21.49	$24.45	$21.18	$19.91
Total return (%)[3,4]	9.82	[5]	(8.52)	5.11	19.05	13.97	(4.52)
Ratios and supplemental data
Net assets, end of period (in millions)	$150		$113	$13	$7	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	2.03	[6]	2.08	2.40	2.62	3.32	3.34
Expenses including reductions	2.02	[6]	2.07	2.30	2.30	2.30	2.33
Net investment income (loss)	1.00	[6]	(0.33)	(0.11)	0.32	0.48	0.52
Portfolio turnover (%)	44		82	204	42	61	55

1	Six months ended 8-31-16. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       20

Class I Shares Period ended	8-31-16	[1]	2-29-16	2-28-15	2-28-14	2-28-13	2-29-12
Per share operating performance
Net asset value, beginning of period	$19.94		$21.67	$24.62	$21.31	$20.01	$21.04
Net investment income[2]	0.22		0.16	0.35	0.31	0.43	0.37
Net realized and unrealized gain (loss) on investments	1.85		(1.80)	0.81	3.95	2.53	(1.12)
Total from investment operations	2.07		(1.64)	1.16	4.26	2.96	(0.75)
Less distributions
From net investment income	—		(0.09)	(0.55)	(0.23)	(0.50)	(0.28)
From net realized gain	—		—	(3.56)	(0.72)	(1.16)	—
Total distributions	—		(0.09)	(4.11)	(0.95)	(1.66)	(0.28)
Net asset value, end of period	$22.01		$19.94	$21.67	$24.62	$21.31	$20.01
Total return (%)[3]	10.38	[4]	(7.59)	6.33	20.31	15.23	(3.42)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,674		$1,168	$152	$290	$79	$162
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02	[5]	1.06	1.19	1.21	1.27	1.20
Expenses including reductions	1.01	[5]	1.06	1.18	1.21	1.25	1.20
Net investment income	2.00	[5]	0.73	1.46	1.33	2.09	1.88
Portfolio turnover (%)	44		82	204	42	61	55

1	Six months ended 8-31-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       21

Class R2 Shares Period ended	8-31-16	[1]	2-29-16	[2]
Per share operating performance
Net asset value, beginning of period	$19.92		$21.46
Net investment income[3]	0.17		0.02
Net realized and unrealized gain (loss) on investments	1.86		(1.56)
Total from investment operations	2.03		(1.54)
Net asset value, end of period	$21.95		$19.92
Total return (%)[4]	10.19	[5]	(7.18	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$3		$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.41	[6]	1.90	[6]
Expenses including reductions	1.40	[6]	1.52	[6]
Net investment income	1.58	[6]	0.11	[6]
Portfolio turnover (%)	44		82	[7]

1	Six months ended 8-31-16. Unaudited.
2	The inception date for Class R2 shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	The portfolio turnover is shown for the period from 3-1-15 to 2-29-16.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       22

Class R4 Shares Period ended	8-31-16	[1]	2-29-16	[2]
Per share operating performance
Net asset value, beginning of period	$19.94		$21.46
Net investment income[3]	0.21		0.05
Net realized and unrealized gain (loss) on investments	1.84		(1.54)
Total from investment operations	2.05		(1.49)
Less distributions
From net investment income	—		(0.03)
Net asset value, end of period	$21.99		$19.94
Total return (%)[4]	10.28	[5]	(6.95	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$3		$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24	[6]	1.66	[6]
Expenses including reductions	1.14	[6]	1.24	[6]
Net investment income	1.93	[6]	0.24	[6]
Portfolio turnover (%)	44		82	[7]

1	Six months ended 8-31-16. Unaudited.
2	The inception date for Class R4 shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	The portfolio turnover is shown for the period from 3-1-15 to 2-29-16.

SEE NOTES TO FINANCIAL STATEMENTS
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Class R6 Shares Period ended	8-31-16	[1]	2-29-16	[2]
Per share operating performance
Net asset value, beginning of period	$19.95		$21.46
Net investment income[3]	0.20		0.12
Net realized and unrealized gain (loss) on investments	1.88		(1.53)
Total from investment operations	2.08		(1.41)
Less distributions
From net investment income	—		(0.10)
Net asset value, end of period	$22.03		$19.95
Total return (%)[4]	10.43	[5]	(6.59	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$39		$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93	[6]	1.37	[6]
Expenses including reductions	0.90	[6]	0.95	[6]
Net investment income	1.89	[6]	0.60	[6]
Portfolio turnover (%)	44		82	[7]

1	Six months ended 8-31-16. Unaudited.
2	The inception date for Class R6 shares is 3-27-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	The portfolio turnover is shown for the period from 3-1-15 to 2-29-16.

SEE NOTES TO FINANCIAL STATEMENTS
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Class 1 Shares Period ended	8-31-16	[1]	2-29-16	2-28-15	2-28-14	2-28-13	2-29-12
Per share operating performance
Net asset value, beginning of period	$19.93		$21.65	$24.61	$21.30	$20.00	$21.02
Net investment income[2]	0.22		0.23	0.28	0.37	0.34	0.36
Net realized and unrealized gain (loss) on investments	1.86		(1.84)	0.90	3.92	2.63	(1.09)
Total from investment operations	2.08		(1.61)	1.18	4.29	2.97	(0.73)
Less distributions
From net investment income	—		(0.11)	(0.58)	(0.26)	(0.51)	(0.29)
From net realized gain	—		—	(3.56)	(0.72)	(1.16)	—
Total distributions	—		(0.11)	(4.14)	(0.98)	(1.67)	(0.29)
Net asset value, end of period	$22.01		$19.93	$21.65	$24.61	$21.30	$20.00
Total return (%)[3]	10.44	[4]	(7.49)	6.39	20.43	15.29	(3.33)
Ratios and supplemental data
Net assets, end of period (in millions)	$46		$39	$20	$16	$11	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95	[5]	1.00	1.10	1.12	1.19	1.16
Expenses including reductions	0.94	[5]	0.99	1.09	1.12	1.15	1.14
Net investment income	2.09	[5]	1.06	1.18	1.59	1.68	1.83
Portfolio turnover (%)	44		82	204	42	61	55

1	Six months ended 8-31-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
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Class NAV Shares Period ended	8-31-16	[1]	2-29-16	[2]
Per share operating performance
Net asset value, beginning of period	$19.93		$22.66
Net investment income[3]	0.23		0.11
Net realized and unrealized gain (loss) on investments	1.85		(2.72)
Total from investment operations	2.08		(2.61)
Less distributions
From net investment income	—		(0.12)
Net asset value, end of period	$22.01		$19.93
Total return (%)[4]	10.44	[5]	(11.57	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$95		$86
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90	[6]	0.94	[6]
Expenses including reductions	0.89	[6]	0.93	[6]
Net investment income	2.17	[6]	0.69	[6]
Portfolio turnover (%)	44		82	[7]

1	Six months ended 8-31-16. Unaudited.
2	The inception date for Class NAV shares is 6-2-15.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	The portfolio turnover is shown for the period from 3-1-15 to 2-29-16.

SEE NOTES TO FINANCIAL STATEMENTS
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Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock International Growth Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high total return primarily through capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment

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factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2016, by major security category or type:

	Total value at 8-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$52,439,826	—	$52,439,826	—
Belgium	89,212,973	—	89,212,973	—
Brazil	125,792,501	$125,792,501	—	—
Canada	29,879,787	29,879,787	—	—
China	267,116,673	132,192,482	134,924,191	—
Denmark	145,463,894	—	145,463,894	—
France	33,247,892	—	33,247,892	—
Germany	78,327,263	—	78,327,263	—
Hong Kong	88,881,516	—	88,881,516	—
India	104,856,050	14,365,467	90,490,583	—
Indonesia	75,863,619	—	75,863,619	—
Ireland	124,832,354	79,107,835	45,724,519	—
Japan	252,095,977	—	252,095,977	—
Jordan	28,245,642	—	28,245,642	—
Netherlands	77,411,256	—	77,411,256	—
Singapore	43,294,879	43,294,879	—	—
South Korea	121,507,901	—	121,507,901	—
Switzerland	93,488,206	—	93,488,206	—
Taiwan	131,501,735	—	131,501,735	—
United Kingdom	589,439,238	74,869,994	514,569,244	—
United States	87,954,874	87,954,874	—	—
Preferred securities	36,845,833	36,845,833	—	—
Total investments in securities	$2,677,699,889	$624,303,652	$2,053,396,237	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income,

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       28

net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund which has a floating NAV and is registered with the SEC as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2016, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. (Citibank) as the administrative agent that enables it to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for certain funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of

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operations. Prior to June 30, 2016, the fund had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. For the six months ended August 31, 2016, the fund had no borrowings under either line of credit. Commitment fees for the six months ended August 31, 2016 were $3,043.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of February 29, 2016, the fund has a short-term capital loss carryforward of $88,360,551 available to offset future net realized capital gains. This carryforward does not expire.

As of February 29, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of (a) 0.900% of the first $500 million of the fund's aggregate average daily net assets (together with the assets of any other applicable fund identified in the advisory

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       30

agreement); (b) 0.850% of the next $500 million of the fund's aggregate average daily net assets, and (c) 0.800% of the fund's aggregate average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended August 31, 2016, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the fund. This agreement excludes taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fees and expenses paid indirectly and short dividend expense. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.35%, 2.05%, 2.05%, 1.05%, 1.45%, and1.20% of average net assets for Class A, Class B, Class C, Class I, Class R2, and Class R4, respectively. The current expense limitation agreement will remain in effect through June 30, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time. Prior to June 30, 2016, Class 1 shares had fee waivers and/or reimbursements such that the expenses would not exceed 1.15% of average net assets.

The Advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets, on an annualized basis. The expense limitation expires on June 30, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

The expense reductions described above amounted to the following for the six months ended August 31, 2016:

Class	Expense reductions	Class	Expense reductions
Class A	$26,587	Class R4	$106
Class B	72	Class R6	3,815
Class C	5,164	Class 1	1,634
Class I	54,321	Class NAV	3,469
Class R2	72	Total	$95,240

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended August 31, 2016, were equivalent to a net annual effective rate of 0.82% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended August 31, 2016 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R2, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund may pay up to the

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       31

following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class 1	0.05%	—

The fund's Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on June 30, 2017, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $1,425 for Class R4 shares for the six months ended August 31, 2016.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $609,905 for the six months ended August 31, 2016. Of this amount, $102,606 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $505,639 was paid as sales commissions to broker-dealers and $1,660 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended August 31, 2016, CDSCs received by the Distributor amounted to $8,237, $1,813 and $28,753 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended August 31, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$1,068,812	$453,244
Class B	9,705	1,240
Class C	691,253	87,869
Class I	—	830,982
Class R2	4,694	166
Class R4	4,646	250
Class R6	—	2,632

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Class	Distribution and service fees	Transfer agent fees
Class 1	10,951	—
Class NAV	—	—
Total	$1,790,061	$1,376,383

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended August 31, 2016 and year ended February 29, 2016 were as follows:

		Six months ended 8-31-16		Year ended 2-29-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	9,280,481	$196,625,278	30,296,417	$652,123,320
Distributions reinvested	—	—	37,422	806,063
Repurchased	(6,449,133)	(137,229,839)	(5,892,970)	(123,829,522)
Net increase	2,831,348	$59,395,439	24,440,869	$529,099,861
Class B shares
Sold	2,880	$59,819	43,893	$950,453
Repurchased	(21,847)	(458,813)	(23,186)	(489,433)
Net increase (decrease)	(18,967)	($398,994)	20,707	$461,020
Class C shares
Sold	1,867,999	$39,015,292	5,682,409	$121,374,986
Repurchased	(688,492)	(14,482,969)	(535,075)	(11,149,899)
Net increase	1,179,507	$24,532,323	5,147,334	$110,225,087
Class I shares
Sold	31,800,807	$678,058,946	65,900,813	$1,417,620,775
Distributions reinvested	—	—	160,677	3,464,207
Repurchased	(14,356,633)	(302,718,833)	(14,492,634)	(309,958,268)
Net increase	17,444,174	$375,340,113	51,568,856	$1,111,126,714
Class R2 shares[1]
Sold	82,767	$1,773,165	67,764	$1,480,916
Repurchased	(29,933)	(623,725)	(3,813)	(81,033)
Net increase	52,834	$1,149,440	63,951	$1,399,883
Class R4 shares[1]
Sold	10,865	$230,426	152,395	$3,282,916
Distributions reinvested	—	—	151	3,252
Repurchased	(17,053)	(359,494)	(15,070)	(313,187)
Net increase (decrease)	(6,188)	($129,068)	137,476	$2,972,981
Class R6 shares[1]
Sold	1,671,559	$35,132,685	123,984	$2,660,310
Distributions reinvested	—	—	356	7,688
Repurchased	(27,680)	(586,155)	(1,703)	(34,471)
Net increase	1,643,879	$34,546,530	122,637	$2,633,527

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       33

		Six months ended 8-31-16		Year ended 2-29-16
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	334,145	$7,081,075	1,191,160	$25,899,826
Distributions reinvested	—	—	8,748	188,512
Repurchased	(187,722)	(3,994,800)	(168,568)	(3,618,687)
Net increase	146,423	$3,086,275	1,031,340	$22,469,651
Class NAV shares[2]
Sold	238,924	$5,064,708	4,844,041	$109,195,857
Distributions reinvested	—	—	23,895	514,934
Repurchased	(242,556)	(5,156,739)	(556,210)	(11,759,311)
Net increase (decrease)	(3,632)	($92,031)	4,311,726	$97,951,480
Total net increase	23,269,378	$497,430,027	86,844,896	$1,878,340,204

1 The inception date for Class R2, Class R4 and Class R6 shares is 3-27-15.

2 The inception date for Class NAV shares is 6-2-15.

Affiliates of the fund owned 100% of shares of beneficial interest of Class 1 on August 31, 2016. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $1,561,587,710 and $1,044,775,971, respectively, for the six months ended August 31, 2016.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       34

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor), for John Hancock International Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 20-23, 2016 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 24-25, 2016.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 20-23, 2016, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       35

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       36

The Board noted that the fund outperformed its benchmark index and its peer group average for the one-, three- and five-year periods ended December 31, 2015. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for the fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund's distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length; and

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       37

(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       38

regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index;

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       39

(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       40

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Wellington Management Company LLP

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank. N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       41

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies. As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock International Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF318212	87SA 8/16 10/16

John Hancock

Global Shareholder Yield Fund

Semiannual report 8/31/16

A message to shareholders

Dear shareholder,

The U.K.'s vote in late June to leave the European Union (EU) created a challenging backdrop for global financial markets; however, most international indexes ended the period with strong gains. The U.K.'s move creates a number of unknowns for the near term, the most important of which is whether other EU countries will follow suit. Meanwhile, the World Bank in June downgraded its 2016 global growth forecast from 2.9% to 2.4%, citing stubbornly low commodity prices and weak global trade, among other factors. Emerging markets were the best performers, as many countries benefited from stabilizing commodity prices and more promising economic growth prospects.

As this dynamic plays out, it is prudent to expect continued market volatility. At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and we have liquidity tools in place to help meet the needs of our shareholders. Whether the markets are up or down, one of your best resources is your financial advisor, who can help ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of August 31, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Shareholder Yield Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
19	Financial highlights
26	Notes to financial statements
0	Continuation of investment advisory and subadvisory agreements
39	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide a high level of income as its primary objective. Capital appreciation is a secondary investment objective.

AVERAGE ANNUAL TOTAL RETURNS AS OF 8/31/16 (%)

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Global stocks rebounded

Global equity markets posted double-digit gains as increased economic stimulus measures and a recovery in commodity prices provided the catalyst for a stock market rally.

Fund underperformed the benchmark, but produced strong return

The fund produced a strong return but trailed the performance of its benchmark, the MSCI World Index.

Contributors and detractors

The fund's healthcare holdings contributed positively to performance versus the index, while the financials sector detracted from relative results.

SECTOR COMPOSITION AS OF 8/31/16 (%)

A note about risks

Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Liquidity—the extent (if at all) to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Investments in higher-yielding, lower-rated securities include a higher risk of default. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Fund distributions generally depend on income from underlying investments and may vary or cease altogether in the future. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       3

Discussion of fund performance

An interview with Portfolio Manager Eric L. Sappenfield, Epoch Investment Partners, Inc.

Eric L. Sappenfield
Portfolio Manager
Epoch

Let's begin with an overview of the global equity markets. What factors influenced global stock market performance over the six months ended August 31, 2016?

Global equity markets posted double-digit gains for the period, driven largely by optimism about a global economic recovery. The period began shortly after a sharp downswing in global stocks, as rapidly falling oil prices and China's slowing growth rate elevated concerns about the health of the global economy. However, aggressive economic stimulus measures from many of the world's central banks—including the introduction of negative interest rates in Japan and further quantitative easing by the European Central Bank—provided the catalyst for an equity market rebound. Firming commodity prices, particularly a sharp recovery in the price of oil, also aided the rally in global stocks.

Despite the generally positive direction for global equities, market volatility remained elevated. Stocks were choppy as investors expressed concern about an ongoing slowdown in the Chinese economy, a potential interest-rate increase by the U.S. Federal Reserve (Fed), and the surprising outcome of the U.K.'s referendum to leave the European Union (Brexit). Geopolitical events, ranging from a coup in Turkey to terrorist attacks in France, also contributed to overall market volatility.

Every region of the globe posted positive returns for the six-month period. Emerging markets were the best performers, benefiting from more promising economic growth prospects. Among developed markets, the Asia/Pacific region generated the best returns, followed by the United States, with Europe lagging.

How did this environment affect fund performance?

The fund enjoyed a strong absolute return for the period, capturing returns from cash dividends, while also benefiting from various companies' share buybacks and debt reduction efforts. The fund's diversified portfolio of high-quality companies continued to consistently grow free cash flow (revenue available to distribute to shareholders or reinvest after current capital expenditures and tax obligations have been met) during the period. On a relative basis, however, the fund's return trailed that of its benchmark, the MSCI World Index.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       4

What factors generally accounted for fund's underperformance?

Financial stocks, one of the largest sector weightings in the portfolio during the period, detracted the most from relative performance. One of the most significant individual detractors in this sector was Corrections Corp. of America (CCA), a real estate investment trust that owns and operates privatized correctional and detention facilities in the United States. The stock declined as the U.S. Department of Justice announced its intention to reduce and eventually eliminate the use of private prisons by the Federal Bureau of Prisons (BOP). The U.S. Department of Homeland Security (DHS) also initiated a review of its use of private prison facilities. Despite these headlines, the company lost only one prison contract with the BOP to date. We continue to monitor the DHS strategic review, but we believe that the outcome will ultimately be favorable for CCA and the private prison industry.

Another detractor from the financials sector was Germany-based insurance firm Muenchener Rueckversicherungs-Gesellschaft AG (Munich Re). Shares traded lower early in the reporting period with the announcement of a restructuring program for ERGO, the company's primary insurance business in Germany. Like many other European financial stocks, Munich Re was also negatively affected by the Brexit outcome and persistently low interest rates in the eurozone. Despite these headwinds, Munich Re is a dominant global reinsurer that generates significant free cash flow and has an exceptionally strong capital position. It remains committed to a progressive dividend policy and is continuing to execute the €1 billion share repurchase program announced in mid-March.

Outside of the financials sector, one of the biggest detractors was hard disk drive manufacturer Seagate Technology PLC. Seagate declined after a disappointing earnings report that highlighted the challenging conditions in its industry. Although the company remains committed to its dividend and shareholder yield policies, the visibility into near-term cash generation was significantly diminished, so we eliminated the stock from the portfolio.

TOP 10 HOLDINGS AS OF 8/31/16 (%)

Welltower, Inc.	2.0
AT&T, Inc.	1.8
National Grid PLC	1.8
Philip Morris International, Inc.	1.8
BCE, Inc.	1.8
Vodafone Group PLC	1.7
PPL Corp.	1.7
Verizon Communications, Inc.	1.7
Duke Energy Corp.	1.7
Altria Group, Inc.	1.6
TOTAL	17.6
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       5

On the positive side, what holdings aided fund performance?

One of the leading contributors was document management and storage company Iron Mountain, Inc. The company completed its acquisition of competitor Recall Holdings, which should boost cash generation and support an increase in the pace of free cash flow growth. The dividend is well supported, and management has provided dividend and cash flow growth guidelines through 2020.

Another top contributor to fund performance was specialized semiconductor manufacturer Microchip Technology, Inc. Shares reacted positively to the company's second-quarter earnings report, which showed broad-based positive demand. Microchip also indicated that its acquisition of competitor Atmel Corp. would contribute to the bottom line sooner than expected, supporting the deal rationale and return projections. The company pays a well-covered dividend and is focused on deleveraging its balance sheet in the wake of the Atmel acquisition.

What changes did you make to the portfolio?

In our ongoing efforts to improve the fund's shareholder yield, we added eight new positions to the portfolio during the past six months and eliminated six existing holdings.

The new holdings are U.S. microchip designer QUALCOMM, Inc., U.S. network products maker Cisco Systems, Inc., French tire manufacturer Cie Generale des Etablissements Michelin, U.S. electric and natural gas utility Dominion Resources, Inc., Swiss pharmaceutical firm Novartis AG, Italian regulated utility Snam SpA, U.K. satellite broadcaster Sky PLC, and U.S. asset manager BlackRock, Inc.

In addition to Seagate, we closed out positions in Norwegian chemicals producer Yara International ASA, Canadian telecommunication services provider Shaw Communications, Inc., French media

TOP 10 COUNTRIES AS OF 8/31/16 (%)

United States	49.0
United Kingdom	13.9
Germany	7.7
France	6.2
Canada	4.2
Switzerland	3.7
Australia	3.3
Italy	2.2
Norway	1.8
Singapore	1.3
TOTAL	93.3
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       6

company Vivendi SA, U.S. utility company TECO Energy, Inc., and U.S. energy producer California Resources Corp.

How was the fund positioned at the end of the period?

Based on our fundamental bottom-up investment approach, the largest sector weightings in the portfolio at the end of the period were utilities, consumer staples, and telecommunication services. In contrast, the consumer discretionary and materials sectors were the smallest weightings in the portfolio.

Globally, the outlook for corporate earnings remains challenging. We see little room for valuation multiples to expand, indicating that dividends and earnings growth will be more important drivers of equity market returns.

Given that backdrop, we are keeping the fund invested in companies that have proven they can grow their free cash flow, even in a tepid economic environment, and that have a disciplined approach to allocating cash for the benefit of shareholders. Our focus on finding high-quality companies with strong balance sheets and the ability to consistently generate and grow free cash flow—and return it to shareholders through dividends, share buybacks, and debt reduction—should prove even more relevant in this environment.

MANAGED BY

Eric L. Sappenfield On the fund since inception Investing since 1986
William W. Priest, CFA On the fund since inception Investing since 1965
John Tobin, Ph.D., CFA On the fund since 2014 Investing since 1981
Kera Van Valen, CFA On the fund since 2014 Investing since 2001
Michael A. Welhoelter, CFA On the fund since inception Investing since 1986

The views expressed in this report are exclusively those of Eric L. Sappenfield, Epoch Investment Partners, Inc., and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED AUGUST 31, 2016

Average annual total returns (%) with maximum sales charge					Cumulative total returns (%) with maximum sales charge				SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	Since inception		6-month	5-year	Since inception		as of 8-31-16	as of 8-31-16
Class A	2.70	7.33	4.44	[2]	3.63	42.43	51.08	[2]	2.47	2.46
Class B	2.43	7.36	4.26	[2]	3.71	42.63	48.60	[2]	1.90	1.89
Class C	6.45	7.71	4.28	[2]	7.70	44.97	48.96	[2]	1.90	1.89
Class I3	8.55	8.84	5.44	[2]	9.21	52.71	65.40	[2]	2.94	2.93
Class R2[3,4]	8.03	8.18	4.18	[2]	8.98	48.18	47.53	[2]	2.44	2.43
Class R6[3,4]	8.69	8.92	5.46	[2]	9.29	53.28	65.70	[2]	3.03	3.00
Class NAV[3]	8.68	8.97	6.22	[5]	9.39	53.64	65.44	[5]	3.03	3.02
Index†	7.32	10.14	4.29	[2]	12.90	62.07	49.11	[2]	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, and 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.29	1.99	1.99	0.97	1.38	0.88	0.86
Net (%)	1.29	1.99	1.99	0.97	1.38	0.86	0.86

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI World Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Shareholder Yield Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI World Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B6	3-1-07	14,860	14,860	14,911
Class C6	3-1-07	14,896	14,896	14,911
Class I3	3-1-07	16,540	16,540	14,911
Class R2[3,4]	3-1-07	14,753	14,753	14,911
Class R6[3,4]	3-1-07	16,570	16,570	14,911
Class NAV[3]	4-28-08	16,544	16,544	14,245

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yields reflect what the yield would have been without the effect of reimbursements and waivers.
2	From 3-1-07.
3	For certain types of investors, as described in the fund's prospectuses.
4	Class R2 and Class R6 shares were first offered 3-1-12 and 9-1-11, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 and Class R6 shares, as applicable.
5	From 4-28-08.
6	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on March 1, 2016, with the same investment held until August 31, 2016.

	Beginning Account value on 3-1-2016	Ending value on 8-31-2016	Expenses paid during period ended 8-31-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,090.80	$6.85	1.30%
Class B	1,000.00	1,087.10	10.52	2.00%
Class C	1,000.00	1,087.00	10.52	2.00%
Class I	1,000.00	1,092.10	5.22	0.99%
Class R2	1,000.00	1,089.80	7.16	1.36%
Class R6	1,000.00	1,092.90	4.59	0.87%
Class NAV	1,000.00	1,093.90	4.59	0.87%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on March 1, 2016, with the same investment held until August 31, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Beginning Account value on 3-1-2016	Ending value on 8-31-2016	Expenses paid during period ended 8-31-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,018.70	$6.61	1.30%
Class B	1,000.00	1,015.10	10.16	2.00%
Class C	1,000.00	1,015.10	10.16	2.00%
Class I	1,000.00	1,020.30	5.04	0.99%
Class R2	1,000.00	1,018.30	6.92	1.36%
Class R6	1,000.00	1,020.80	4.43	0.87%
Class NAV	1,000.00	1,020.80	4.43	0.87%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       11

Fund's investments

As of 8-31-16 (unaudited)
	Shares	Value
Common stocks 97.2%		$2,089,812,570
(Cost $1,797,120,901)
Australia 3.3%		70,547,758
Commonwealth Bank of Australia	247,630	13,340,428
Sonic Healthcare, Ltd.	790,990	13,654,426
Telstra Corp., Ltd.	6,298,930	24,874,015
Westpac Banking Corp.	845,059	18,678,889
Canada 4.2%		91,236,707
Agrium, Inc.	137,950	13,292,862
BCE, Inc.	815,070	38,080,937
Rogers Communications, Inc., Class B	585,785	25,085,928
TELUS Corp.	450,454	14,776,980
France 6.2%		133,306,124
AXA SA	873,300	18,380,561
Cie Generale des Etablissements Michelin	158,505	16,896,039
Sanofi	128,595	9,923,206
SCOR SE	435,420	12,847,136
TOTAL SA	640,110	30,582,114
Unibail-Rodamco SE (L)	105,465	29,020,486
Vinci SA	206,070	15,656,582
Germany 7.7%		166,555,764
Allianz SE	102,830	15,286,386
BASF SE	268,260	21,760,038
Daimler AG	349,675	24,204,805
Deutsche Post AG	719,530	22,732,264
Deutsche Telekom AG	1,240,040	20,685,501
Muenchener Rueckversicherungs-Gesellschaft AG (Munich Re)	182,510	32,957,815
Siemens AG	242,496	28,928,955
Italy 2.2%		48,205,224
Snam SpA	2,705,500	15,016,640
Terna Rete Elettrica Nazionale SpA	6,418,010	33,188,584
Netherlands 1.3%		27,410,162
Royal Dutch Shell PLC, ADR, Class A	560,535	27,410,162
Norway 1.8%		39,438,248
Orkla ASA	2,074,830	18,987,796
Statoil ASA	1,303,588	20,450,452
Singapore 1.3%		27,646,371
Singapore Exchange, Ltd.	2,255,551	12,496,753
Singapore Telecommunications, Ltd.	5,141,983	15,149,618

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       12

	Shares	Value
Spain 0.7%		$14,941,010
Gas Natural SDG SA	723,270	14,941,010
Sweden 0.9%		18,621,254
Svenska Handelsbanken AB, A Shares	1,444,895	18,621,254
Switzerland 3.7%		80,059,345
Nestle SA	166,260	13,249,729
Novartis AG	197,185	15,530,882
Roche Holding AG	97,706	23,850,062
Swisscom AG	57,343	27,428,672
Taiwan 1.0%		21,525,685
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	748,980	21,525,685
United Kingdom 13.9%		298,036,947
AstraZeneca PLC, ADR (L)	898,080	29,466,005
BAE Systems PLC	3,571,970	25,241,265
British American Tobacco PLC	495,366	30,733,712
Diageo PLC	564,800	15,653,354
GlaxoSmithKline PLC	1,478,310	31,820,888
Imperial Brands PLC	641,835	33,666,278
National Grid PLC	2,851,170	39,237,694
Sky PLC	1,335,206	14,884,278
SSE PLC	994,935	19,669,029
Unilever PLC	447,395	20,768,571
Vodafone Group PLC	12,226,712	36,895,873
United States 49.0%		1,052,281,971
AbbVie, Inc.	369,330	23,674,053
Altria Group, Inc.	520,225	34,381,670
Ameren Corp.	527,885	26,088,077
Arthur J. Gallagher & Company	244,280	12,069,875
AT&T, Inc.	963,240	39,377,251
Automatic Data Processing, Inc.	154,270	13,854,989
BlackRock, Inc.	38,505	14,355,049
CenturyLink, Inc.	663,280	18,439,184
Cisco Systems, Inc.	570,800	17,945,952
CME Group, Inc.	176,600	19,134,610
Corrections Corp. of America	543,492	8,657,828
Dominion Resources, Inc.	214,305	15,892,859
Duke Energy Corp.	458,498	36,523,951
Eaton Corp. PLC	256,200	17,047,548
Emerson Electric Company	289,620	15,257,182
Entergy Corp.	398,530	31,165,046
Enterprise Products Partners LP	798,770	21,087,528
Exxon Mobil Corp.	311,980	27,185,937

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       13

			Shares	Value
United States (continued)
	Iron Mountain, Inc.		644,315	$24,748,139
	Johnson & Johnson		126,785	15,130,522
	Kimberly-Clark Corp.		174,790	22,383,607
	Lockheed Martin Corp.		74,610	18,127,992
	McDonald's Corp.		224,510	25,966,827
	Merck & Company, Inc.		281,960	17,704,268
	Microchip Technology, Inc. (L)		321,410	19,898,493
	Microsoft Corp.		257,940	14,821,232
	Occidental Petroleum Corp.		395,905	30,425,299
	People's United Financial, Inc.		958,140	15,569,775
	PepsiCo, Inc.		131,080	13,992,790
	Pfizer, Inc.		391,610	13,628,028
	Philip Morris International, Inc.		389,030	38,875,768
	PPL Corp.		1,060,120	36,870,974
	QUALCOMM, Inc.		437,975	27,623,083
	Regal Entertainment Group, Class A (L)		778,130	16,636,419
	Reynolds American, Inc.		641,044	31,776,551
	RR Donnelley & Sons Company		1,121,830	19,183,293
	Texas Instruments, Inc.		317,180	22,056,697
	The Coca-Cola Company		291,320	12,652,028
	The Dow Chemical Company		473,105	25,377,352
	The Procter & Gamble Company		197,195	17,217,095
	The Southern Company		353,050	18,122,057
	United Parcel Service, Inc., Class B		157,700	17,223,994
	Verizon Communications, Inc.		701,094	36,688,249
	Waste Management, Inc.		255,360	16,327,718
	WEC Energy Group, Inc.		509,446	30,505,626
	Wells Fargo & Company		341,100	17,327,878
	Welltower, Inc.		563,930	43,281,628
	Yield (%)		Shares	Value
Securities lending collateral 2.8%				$59,644,515
(Cost $59,642,612)
John Hancock Collateral Trust (W)	0.6375(Y	)	5,960,756	59,644,515
Short-term investments 1.6%				$34,428,117
(Cost $34,428,117)
Money market funds 1.6%				34,428,117
Fidelity Institutional Money Market Government Portfolio, Institutional Class	0.2600(Y	)	34,428,117	34,428,117
Total investments (Cost $1,891,191,630)† 101.6%				$2,183,885,202
Other assets and liabilities, net (1.6%)				($35,183,999)
Total net assets 100.0%				$2,148,701,203

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       14

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(L)	A portion of this security is on loan as of 8-31-16.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 8-31-16.
†	At 8-31-16, the aggregate cost of investment securities for federal income tax purposes was $1,899,003,098. Net unrealized appreciation aggregated to $284,882,104, of which $353,083,410 related to appreciated investment securities and $68,201,306 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 8-31-16 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,831,549,018) including $57,517,050 of securities loaned	$2,124,240,687
Affiliated investments, at value (Cost $59,642,612)	59,644,515
Total investments, at value (Cost $1,891,191,630)	2,183,885,202
Foreign currency, at value (Cost $99,214)	99,214
Receivable for fund shares sold	15,861,629
Dividends and interest receivable	11,681,858
Receivable for securities lending income	128,730
Other receivables and prepaid expenses	119,501
Total assets	2,211,776,134
Liabilities
Payable for fund shares repurchased	2,740,806
Payable upon return of securities loaned	59,653,270
Payable to affiliates
Accounting and legal services fees	45,627
Transfer agent fees	157,846
Distribution and service fees	611
Trustees' fees	2,214
Other liabilities and accrued expenses	474,557
Total liabilities	63,074,931
Net assets	$2,148,701,203
Net assets consist of
Paid-in capital	$1,959,082,846
Undistributed net investment income	9,208,810
Accumulated net realized gain (loss) on investments and foreign currency transactions	(112,244,989)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	292,654,536
Net assets	$2,148,701,203

Net asset value per share
Based on net asset values and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($508,637,188 ÷ 48,061,078 shares)[1]	$10.58
Class B ($11,863,434 ÷ 1,121,022 shares)[1]	$10.58
Class C ($139,689,943 ÷ 13,194,041 shares)[1]	$10.59
Class I ($918,982,989 ÷ 86,493,966 shares)	$10.62
Class R2 ($1,009,674 ÷ 95,038 shares)	$10.62
Class R6 ($1,006,673 ÷ 94,883 shares)	$10.61
Class NAV ($567,511,302 ÷ 53,441,616 shares)	$10.62
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$11.14

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       16

STATEMENT OF OPERATIONS  For the six months ended 8-31-16 (unaudited)

Investment income
Dividends	$55,452,396
Securities lending	305,447
Interest	82,623
Less foreign taxes withheld	(3,432,336)
Total investment income	52,408,130
Expenses
Investment management fees	8,739,079
Distribution and service fees	1,548,485
Accounting and legal services fees	164,950
Transfer agent fees	969,199
Trustees' fees	19,513
State registration fees	76,263
Printing and postage	107,690
Professional fees	105,369
Custodian fees	349,874
Other	26,074
Total expenses	12,106,496
Less expense reductions	(81,602)
Net expenses	12,024,894
Net investment income	40,383,236
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	3,041,003
Affiliated investments	(10,657)
3,030,346
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	148,699,088
Affiliated investments	1,903
148,700,991
Net realized and unrealized gain	151,731,337
Increase in net assets from operations	$192,114,573

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       17

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 8-31-16	Year ended 2-29-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$40,383,236	$79,050,948
Net realized gain (loss)	3,030,346	(19,547,888)
Change in net unrealized appreciation (depreciation)	148,700,991	(304,309,620)
Increase (decrease) in net assets resulting from operations	192,114,573	(244,806,560)
Distributions to shareholders
From net investment income
Class A	(9,648,132)	(15,908,865)
Class B	(194,784)	(312,238)
Class C	(2,191,755)	(3,515,222)
Class I	(17,982,699)	(36,220,453)
Class R2	(17,701)	(33,565)
Class R6	(20,061)	(29,367)
Class NAV	(11,763,615)	(21,679,609)
From net realized gain
Class A	—	(22,412,725)
Class B	—	(586,723)
Class C	—	(6,495,421)
Class I	—	(44,789,082)
Class R2	—	(48,929)
Class R6	—	(42,665)
Class NAV	—	(27,209,972)
Total distributions	(41,818,747)	(179,284,836)
From fund share transactions	(128,978,697)	(154,387,828)
Total increase (decrease)	21,317,129	(578,479,224)
Net assets
Beginning of period	2,127,384,074	2,705,863,298
End of period	$2,148,701,203	$2,127,384,074
Undistributed net investment income	$9,208,810	$10,644,321

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       18

Financial highlights

Class A Shares Period ended	8-31-16	[1]	2-29-16	2-28-15	2-28-14	2-28-13	2-29-12
Per share operating performance
Net asset value, beginning of period	$9.89		$11.78	$11.74	$10.46	$9.81	$9.50
Net investment income[2]	0.18		0.33	0.36	0.45 [3]	0.29	0.26
Net realized and unrealized gain (loss) on investments	0.71		(1.42)	0.55	1.57	0.63	0.29
Total from investment operations	0.89		(1.09)	0.91	2.02	0.92	0.55
Less distributions
From net investment income	(0.20)		(0.32)	(0.44)	(0.31)	(0.27)	(0.24)
From net realized gain	—		(0.48)	(0.43)	(0.43)	—	—
Total distributions	(0.20)		(0.80)	(0.87)	(0.74)	(0.27)	(0.24)
Net asset value, end of period	$10.58		$9.89	$11.78	$11.74	$10.46	$9.81
Total return (%)[4,5]	9.08	[6]	(9.38)	8.10	19.85	9.66	5.98
Ratios and supplemental data
Net assets, end of period (in millions)	$509		$470	$580	$553	$276	$215
Ratios (as a percentage of average net assets):
Expenses before reductions	1.31	[7]	1.29	1.33	1.34	1.43	1.53
Expenses including reductions	1.30	[7]	1.28	1.32	1.34	1.42	1.42
Net investment income	3.45	[7]	3.03	2.99	4.01 [3]	2.92	2.78
Portfolio turnover (%)	15		33	23	40	21	19

1	Six months ended 8-31-16. Unaudited.
2	Based on average daily shares outstanding.
3	Net Investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       19

Class B Shares Period ended	8-31-16	[1]	2-29-16	2-28-15	2-28-14	2-28-13	2-29-12
Per share operating performance
Net asset value, beginning of period	$9.89		$11.78	$11.74	$10.46	$9.81	$9.49
Net investment income[2]	0.15		0.25	0.27	0.35 [3]	0.22	0.20
Net realized and unrealized gain (loss) on investments	0.70		(1.42)	0.55	1.58	0.64	0.29
Total from investment operations	0.85		(1.17)	0.82	1.93	0.86	0.49
Less distributions
From net investment income	(0.16)		(0.24)	(0.35)	(0.22)	(0.21)	(0.17)
From net realized gain	—		(0.48)	(0.43)	(0.43)	—	—
Total distributions	(0.16)		(0.72)	(0.78)	(0.65)	(0.21)	(0.17)
Net asset value, end of period	$10.58		$9.89	$11.78	$11.74	$10.46	$9.81
Total return (%)[4,5]	8.71	[6]	(10.10)	7.26	18.95	8.90	5.33
Ratios and supplemental data
Net assets, end of period (in millions)	$12		$12	$17	$17	$11	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	2.01	[7]	2.02	2.10	2.15	2.29	2.54
Expenses including reductions	2.00	[7]	2.02	2.10	2.12	2.12	2.11
Net investment income	2.78	[7]	2.31	2.24	3.11 [3]	2.21	2.17
Portfolio turnover (%)	15		33	23	40	21	19

1	Six months ended 8-31-16. Unaudited.
2	Based on average daily shares outstanding.
3	Net Investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       20

Class C Shares Period ended	8-31-16	[1]	2-29-16	2-28-15	2-28-14	2-28-13	2-29-12
Per share operating performance
Net asset value, beginning of period	$9.90		$11.79	$11.74	$10.46	$9.81	$9.50
Net investment income[2]	0.15		0.25	0.27	0.36 [3]	0.22	0.20
Net realized and unrealized gain (loss) on investments	0.70		(1.41)	0.56	1.58	0.64	0.28
Total from investment operations	0.85		(1.16)	0.83	1.94	0.86	0.48
Less distributions
From net investment income	(0.16)		(0.25)	(0.35)	(0.23)	(0.21)	(0.17)
From net realized gain	—		(0.48)	(0.43)	(0.43)	—	—
Total distributions	(0.16)		(0.73)	(0.78)	(0.66)	(0.21)	(0.17)
Net asset value, end of period	$10.59		$9.90	$11.79	$11.74	$10.46	$9.81
Total return (%)[4,5]	8.70	[6]	(10.02)	7.42	18.97	8.90	5.22
Ratios and supplemental data
Net assets, end of period (in millions)	$140		$133	$168	$127	$65	$45
Ratios (as a percentage of average net assets):
Expenses before reductions	2.01	[7]	1.99	2.03	2.05	2.15	2.29
Expenses including reductions	2.00	[7]	1.98	2.02	2.05	2.12	2.11
Net investment income	2.76	[7]	2.33	2.24	3.22 [3]	2.22	2.13
Portfolio turnover (%)	15		33	23	40	21	19

1	Six months ended 8-31-16. Unaudited.
2	Based on average daily shares outstanding.
3	Net Investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       21

Class I Shares Period ended	8-31-16	[1]	2-29-16	2-28-15	2-28-14	2-28-13	2-29-12
Per share operating performance
Net asset value, beginning of period	$9.93		$11.83	$11.78	$10.49	$9.84	$9.53
Net investment income[2]	0.21		0.37	0.39	0.47 [3]	0.31	0.32
Net realized and unrealized gain (loss) on investments	0.70		(1.43)	0.56	1.59	0.65	0.27
Total from investment operations	0.91		(1.06)	0.95	2.06	0.96	0.59
Less distributions
From net investment income	(0.22)		(0.36)	(0.47)	(0.34)	(0.31)	(0.28)
From net realized gain	—		(0.48)	(0.43)	(0.43)	—	—
Total distributions	(0.22)		(0.84)	(0.90)	(0.77)	(0.31)	(0.28)
Net asset value, end of period	$10.62		$9.93	$11.83	$11.78	$10.49	$9.84
Total return (%)[4]	9.21	[5]	(9.13)	8.50	20.28	10.07	6.45
Ratios and supplemental data
Net assets, end of period (in millions)	$919		$957	$1,242	$893	$641	$249
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99	[6]	0.97	1.01	1.01	1.05	1.12
Expenses including reductions	0.99	[6]	0.97	1.00	1.01	1.03	0.97
Net investment income	3.86	[6]	3.37	3.24	4.19 [3]	3.10	3.43
Portfolio turnover (%)	15		33	23	40	21	19

1	Six months ended 8-31-16. Unaudited.
2	Based on average daily shares outstanding.
3	Net Investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       22

Class R2 Shares Period ended	8-31-16	[1]	2-29-16	2-28-15	2-28-14	2-28-13	[2]
Per share operating performance
Net asset value, beginning of period	$9.93		$11.82	$11.78	$10.49	$9.84
Net investment income[3]	0.18		0.32	0.31	0.50 [4]	0.29
Net realized and unrealized gain (loss) on investments	0.70		(1.43)	0.58	1.52	0.63
Total from investment operations	0.88		(1.11)	0.89	2.02	0.92
Less distributions
From net investment income	(0.19)		(0.30)	(0.42)	(0.30)	(0.27)
From net realized gain	—		(0.48)	(0.43)	(0.43)	—
Total distributions	(0.19)		(0.78)	(0.85)	(0.73)	(0.27)
Net asset value, end of period	$10.62		$9.93	$11.82	$11.78	$10.49
Total return (%)[5]	8.98	[6]	(9.51)	7.93	19.78	9.58
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	$1	$1	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.37	[8]	1.86	3.22	8.52	19.42
Expenses including reductions	1.36	[8]	1.43	1.47	1.47	1.47
Net investment income	3.41	[8]	2.92	2.66	4.38 [4]	2.91
Portfolio turnover (%)	15		33	23	40	21

1	Six months ended 8-31-16. Unaudited.
2	The inception date for Class R2 shares is 3-1-12.
3	Based on average daily shares outstanding.
4	Net Investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       23

Class R6 Shares Period ended	8-31-16	[1]	2-29-16	2-28-15	2-28-14		2-28-13	2-29-12	[2]
Per share operating performance
Net asset value, beginning of period	$9.92		$11.81	$11.77	$10.49		$9.84	$9.29
Net investment income[3]	0.21		0.38	0.39	0.48	[4]	0.33	0.13
Net realized and unrealized gain (loss) on investments	0.70		(1.42)	0.57	1.58		0.64	0.52
Total from investment operations	0.91		(1.04)	0.96	2.06		0.97	0.65
Less distributions
From net investment income	(0.22)		(0.37)	(0.49)	(0.35)		(0.32)	(0.10)
From net realized gain	—		(0.48)	(0.43)	(0.43)		—	—
Total distributions	(0.22)		(0.85)	(0.92)	(0.78)		(0.32)	(0.10)
Net asset value, end of period	$10.61		$9.92	$11.81	$11.77		$10.49	$9.84
Total return (%)[5]	9.29	[6]	(8.94)	8.56	20.29		10.12	7.12	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	— [7]	—	[7]	— [7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90	[8]	1.45	6.51	10.30		10.38	15.93	[8]
Expenses including reductions	0.87	[8]	0.85	0.87	0.97		0.97	0.97	[8]
Net investment income	3.87	[8]	3.48	3.32	4.26	[4]	3.29	2.82	[8]
Portfolio turnover (%)	15		33	23	40		21	19	[9]

1	Six months ended 8-31-16. Unaudited.
2	The inception date for Class R6 shares is 9-1-11.
3	Based on average daily shares outstanding.
4	Net Investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	The portfolio turnover is shown for the period from 3-1-11 to 2-29-12.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       24

Class NAV Shares Period ended	8-31-16	[1]	2-29-16	2-28-15	2-28-14	2-28-13	2-29-12
Per share operating performance
Net asset value, beginning of period	$9.92		$11.82	$11.78	$10.49	$9.84	$9.53
Net investment income[2]	0.21		0.37	0.41	0.49 [3]	0.35	0.29
Net realized and unrealized gain (loss) on investments	0.71		(1.42)	0.55	1.59	0.62	0.31
Total from investment operations	0.92		(1.05)	0.96	2.08	0.97	0.60
Less distributions
From net investment income	(0.22)		(0.37)	(0.49)	(0.36)	(0.32)	(0.29)
From net realized gain	—		(0.48)	(0.43)	(0.43)	—	—
Total distributions	(0.22)		(0.85)	(0.92)	(0.79)	(0.32)	(0.29)
Net asset value, end of period	$10.62		$9.92	$11.82	$11.78	$10.49	$9.84
Total return (%)[4]	9.39	[5]	(9.03)	8.57	20.47	10.17	6.53
Ratios and supplemental data
Net assets, end of period (in millions)	$568		$554	$696	$653	$944	$1,019
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	[6]	0.86	0.88	0.88	0.90	0.99
Expenses including reductions	0.87	[6]	0.85	0.87	0.87	0.89	0.94
Net investment income	3.90	[6]	3.45	3.42	4.35 [3]	3.56	3.11
Portfolio turnover (%)	15		33	23	40	21	19

1	Six months ended 8-31-16. Unaudited.
2	Based on average daily shares outstanding.
3	Net Investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       25

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Global Shareholder Yield Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to provide a high level of income. Capital appreciation is a secondary investment objective.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       26

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2016, by major security category or type:

	Total value at 8-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$70,547,758	—	$70,547,758	—
Canada	91,236,707	$91,236,707	—	—
France	133,306,124	—	133,306,124	—
Germany	166,555,764	—	166,555,764	—
Italy	48,205,224	—	48,205,224	—
Netherlands	27,410,162	27,410,162	—	—
Norway	39,438,248	—	39,438,248	—
Singapore	27,646,371	—	27,646,371	—
Spain	14,941,010	—	14,941,010	—
Sweden	18,621,254	—	18,621,254	—
Switzerland	80,059,345	—	80,059,345	—
Taiwan	21,525,685	21,525,685	—	—
United Kingdom	298,036,947	29,466,005	268,570,942	—
United States	1,052,281,971	1,052,281,971	—	—
Securities lending collateral	59,644,515	59,644,515	—	—
Short-term investments	34,428,117	34,428,117	—	—
Total investments in securities	$2,183,885,202	$1,315,993,162	$867,892,040	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Distributions received on securities that represent a tax return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       27

in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 30, 2016, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. (Citibank) as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for certain funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 30, 2016, the fund had a similar agreement that enabled it to participate in a $750 million unsecured committed line of credit. For the six months ended August 31, 2016, the fund had no borrowings under either line of credit. Commitment fees for the six months ended August 31, 2016, were $4,272.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of February 29, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

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Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and partnerships.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of 0.800% of average daily net assets. The Advisor has a subadvisory agreement with Epoch Investment Partners, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended August 31, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Prior to July 1, 2016, the Advisor had contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.47% for Class R2 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and short dividend expense.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on June 30, 2017, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended August 31, 2016, the expense reductions described above amounted to the following:

Class	Expense reductions	Class	Expense reductions
Class A	$19,244	Class R2	$38
Class B	467	Class R6	121
Class C	5,304	Class NAV	21,282
Class I	35,146	Total	$81,602

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

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The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended August 31, 2016 were equivalent to a net annual effective rate of 0.79% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended August 31, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $547,473 for the year ended August 31, 2016. Of this amount, $93,766 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $451,162 was paid as sales commissions to broker-dealers and $2,545 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended August 31, 2016, CDSCs received by the Distributor amounted to $2,793, $9,777 and $3,926 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended August 31, 2016 were:

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Class	Distribution and service fees	Transfer agent fees
Class A	$773,036	$328,283
Class B	62,619	7,987
Class C	710,436	90,579
Class I	—	542,177
Class R2	2,394	88
Class R6	—	85
Total	$1,548,485	$969,199

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income (expense)
Borrower	$97,398,353	5	0.700%	($9,469)
Lender	$20,510,931	3	0.710%	$1,214

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended August 31, 2016 and year ended February 29, 2016 were as follows:

		Six months ended 8-31-16		Year ended 2-29-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	6,114,937	$64,448,712	12,988,813	$141,830,521
Distributions reinvested	933,808	9,515,232	3,650,890	37,774,679
Repurchased	(6,462,982)	(68,286,281)	(18,406,136)	(198,023,915)
Net increase (decrease)	585,763	$5,677,663	(1,766,433)	($18,418,715)
Class B shares
Sold	34,926	$365,124	37,856	$406,269
Distributions reinvested	14,198	144,778	69,139	713,045
Repurchased	(138,762)	(1,462,520)	(307,309)	(3,306,303)
Net decrease	(89,638)	($952,618)	(200,314)	($2,186,989)
Class C shares
Sold	1,284,682	$13,557,659	2,552,507	$28,296,220
Distributions reinvested	203,023	2,071,143	902,501	9,313,786
Repurchased	(1,752,596)	(18,477,922)	(4,277,843)	(45,937,158)
Net decrease	(264,891)	($2,849,120)	(822,835)	($8,327,152)
Class I shares
Sold	27,267,069	$289,727,745	25,978,642	$282,688,478
Distributions reinvested	1,725,802	17,676,027	7,630,235	79,403,301
Repurchased	(38,837,144)	(413,042,221)	(42,313,928)	(456,473,543)
Net decrease	(9,844,273)	($105,638,449)	(8,705,051)	($94,381,764)

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		Six months ended 8-31-16		Year ended 2-29-16
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	15,805	$167,151	42,457	$455,553
Distributions reinvested	1,721	17,605	7,751	80,387
Repurchased	(13,105)	(138,411)	(73,045)	(768,518)
Net increase (decrease)	4,421	$46,345	(22,837)	($232,578)
Class R6 shares
Sold	7,660	$81,426	77,540	$867,395
Distributions reinvested	1,964	20,061	6,783	69,824
Repurchased	(4,304)	(45,468)	(29,617)	(316,169)
Net increase	5,320	$56,019	54,706	$621,050
Class NAV shares
Sold	1,610,250	$17,250,516	918,471	$10,328,098
Distributions reinvested	1,150,337	11,763,615	4,706,809	48,889,581
Repurchased	(5,160,165)	(54,332,668)	(8,691,173)	(90,679,359)
Net decrease	(2,399,578)	($25,318,537)	(3,065,893)	($31,461,680)
Total net decrease	(12,002,876)	($128,978,697)	(14,528,657)	($154,387,828)

Affiliates of the fund owned 99.2% of shares of beneficial interest of Class NAV, respectively, on August 31, 2016. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $269,545,944 and $392,851,083, respectively, for the six months ended August 31, 2016.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At August 31, 2016, funds within the John Hancock group of funds complex held 26.3% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Funds II Lifestyle Growth Portfolio	8.5%
John Hancock Funds II Lifestyle Balanced Portfolio	7.9%

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Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Epoch Investment Partners, Inc. (the Subadvisor), for John Hancock Global Shareholder Yield Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 20-23, 2016 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 24-25, 2016.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 20-23, 2016, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

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Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index for the one- and three-year periods ended December 31, 2015, and outperformed its benchmark index for the five-year period ended December 31, 2015. The Board noted that the

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       34

fund outperformed its peer group average for the one-, three- and five-year periods ended December 31, 2015. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index for the five-year period and the favorable performance relative to the peer group for the one-, three-, and five-year periods. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and that total expenses for the fund are equal to the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

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(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length; and
(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	the Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       36

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       37

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       38

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Epoch Investment Partners, Inc.

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       39

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies. As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF318209	320SA 8/16 10/16

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	This schedule is included as part of the Report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)    EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. EXHIBITS.

(a) The certification required by Rule 30a-2(a) under the 1940 Act.

(b) The certification required by Rule 30a-2(b) under the 1940 Act.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	October 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	October 21, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	October 21, 2016